                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/05

Item 1. Reports to Stockholders.

                                                               PREMIER PORTFOLIO
                                                    PREMIER TAX-EXEMPT PORTFOLIO
                                         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                  Investor Class
                                             AIM TREASURER'S SERIES TRUST (ATST)

                                                                 August 31, 2005
                                                                   Annual Report

ANNUAL                            [COVER IMAGE]

                         [YOUR GOALS. OUR SOLUTIONS.]
                           - REGISTERED TRADEMARK -       [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                        DEAR AIM FUNDS SHAREHOLDERS:

                        As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT PHOTO]          At our most recent meeting in June 2005, your Board
                        approved voluntary fee reductions from A I M Advisors, Inc. (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT         Our June meeting, which was the culmination of more
                        than two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in the annual report immediately following the page titled "Calculating your ongoing Fund expenses." I encourage you to review it.

                          Together with monitoring fund expenses, fund
                        performance is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                          Your Board has a well-defined process and structure
                        for monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                          At subcommittee meetings, held throughout the year,
                        the performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                          Be assured that your Board is working closely with the
                        management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                        Sincerely,

                        /s/ BRUCE L. CROCKETT

                        Bruce L. Crockett
                        Independent Chair
                        On Behalf of the Board of Trustees
                        AIM Funds

                        October 13, 2005

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
FUND

PREMIER PORTFOLIO                                                              2

PREMIER TAX-EXEMPT PORTFOLIO                                                  24

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO                                       46

================================================================================
INVESTOR CLASS SHARES OF THE FUNDS ARE OFFERED ONLY TO CERTAIN GRANDFATHERED INVESTORS. SEE EACH FUND'S PROSPECTUS FOR MORE INFORMATION.
================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on "Prospectuses." Then click on the link in the line that reads: "Access prospectuses and fund reports for our money market funds." Then click on the column labeled "N-Q" for your Fund. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. And copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-5460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

PREMIER PORTFOLIO

                        DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                        We are pleased to provide this annual report on the performance of the Investor Class of the Premier Portfolio of AIM Treasurer's Series Trust for the fiscal year ended August 31, 2005.

[GRAHAM PHOTO]            The Premier Portfolio seeks to provide a high level of
                        current income, consistent with the preservation of capital and the maintenance of liquidity.

                          The Portfolio primarily invests in short-term money
                        market instruments that blend top-tier, high quality U.S. dollar denominated obligations, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments, municipal securities and master notes.

ROBERT H. GRAHAM          The Portfolio continues to hold the highest credit-
                        quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

[WILLIAMSON PHOTO]        Over the fiscal year, rising short-term interest rates
                        resulted in gradually increasing yields for Premier Portfolio.

================================================================================

                        DATA AS OF 8/31/05

                        YIELD                               WEIGHTED AVERAGE MATURITY

MARK H. WILLIAMSON      7-DAY SEC YIELD    MONTHLY YIELD    RANGE DURING FISCAL YEAR    FISCAL YEAR END
                             3.42%             3.33%               17-41 Days                27 Days

================================================================================

================================================================================
                        NET ASSETS AT FISCAL YEAR END

                        $112.1 MILLION

                        The seven-day SEC yield and the monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.
================================================================================

MARKET CONDITIONS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the third and fourth quarters of 2004, annualized gross domestic product measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results, 3.8% for the first quarter followed by 3.3% for the second quarter.

        In response to evidence of economic growth, the Federal Reserve (the
Fed) has continued to raise the federal funds target rate. When the one-year period began, the rate was 1.50%. In an effort to ensure that inflation remained contained, the Fed's Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

        As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statement that accompanied the most recent rate increase, many market observers anticipate additional rate hikes.

        Several recent indicators of economic health point to continued growth and suggest that optimism is tempered with apprehension regarding energy prices.

.. In his statement to Congress on July 20, 2005, Fed Chairman Alan Greenspan noted, "Employment has remained on an upward trend, retail spending has posted appreciable gains, inventory levels are modest, and business investment appears to have firmed." Despite voicing concern about energy prices and recent declines in productivity growth, the Chairman summarized the Fed's viewpoint with "our baseline outlook for the U.S. economy is one of sustained economic growth."

.. Having registered small gains each month since April 2005, the seasonally-adjusted total non-farm payroll employment continued to increase in August.

                                                               PREMIER PORTFOLIO

.. The Institute for Supply Management's two indexes, based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy, revealed differing perspectives on business conditions in August 2005. The Institute's index for manufacturing showed slower growth than in July while expansion in non-manufacturing trended upward. Both manufacturing and service executives expressed worries about energy prices.

IN CONCLUSION
AIM continues its commitment to the goals of safety, liquidity and yield in institutional fund management. We are also dedicated to superior customer service. To reach a member of our Client Services department, call 800-959-4246. Thank you for your investment in Premier Portfolio.

Sincerely,

/s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

Robert H. Graham                      Mark H. Williamson
Vice Chair & President AIM            Director & President, A I M Advisors, Inc.
Treasurer's Series Trust

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

================================================================================
Fund NASDAQ Symbol:                     IMRXX
================================================================================
PORTFOLIO COMPOSITION BY MATURITY

In days, as of 8/31/05
1-7                                43.3%
8-30                               32.0
31-60                               7.3
61-90                               8.6
91-150                              6.7
151-210                             2.1
211+                                0.0
================================================================================

The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 as amended.

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

PREMIER PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

        The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                 ACTUAL                                  HYPOTHETICAL
                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

SHARE      BEGINNING ACCOUNT  ENDING ACCOUNT  EXPENSES    ENDING ACCOUNT         EXPENSES
CLASS           VALUE            VALUE       PAID DURING      VALUE             PAID DURING
                (3/1/05)     (8/31/05)/1/     PERIOD/2/     (8/31/05)            PERIOD/2/
Investor       $ 1,000.00      $ 1,014.90       $ 0.86       $ 1,024.35            $ 0.87

/1/The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.17% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
--------------------------------------------------------------------------------

                                                               PREMIER PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Treasurer's Series Trust (the "Board") oversees the management of Premier Portfolio (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

        The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

        One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

        The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function and the quality of AIM's investment research. Based on the review of these and other factors, the Board concluded that the quality services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index.* The Board noted that the Fund's performance in such periods was comparable to the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was lower than the advisory fee rate for a retail money market fund, higher than the advisory fee rate for two institutional money market funds, and comparable to the advisory fee rate for a third institutional money market fund, advised by AIM with investment strategies comparable to those of the Fund; (ii) was lower than the advisory fee rate for one variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; (iii) was lower than the advisory fee rate for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iv) was higher than the advisory fee rates for three unregistered pooled investment vehicles for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)
                                        5

PREMIER PORTFOLIO

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund's advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until August 31, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

.. Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SCHEDULE OF INVESTMENTS
August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                             MATURITY   (000)       VALUE
   --------------------------------------------------------------------------
   COMMERCIAL PAPER-38.32%/(A)/

   ASSET-BACKED SECURITIES-
    FULLY BACKED-8.12%
   Aspen Funding Corp. (CEP-MBIA
    Insurance Corp.) (Acquired
    06/03/05; Cost $9,913,333), 3.25%/(b)/   09/07/05 $ 10,000  $   9,994,583
   --------------------------------------------------------------------------
   Concord Minutemen Capital Co.,
    LLC-Series A (Multi CEP's-Liberty
    Hampshire Co., LLC; agent)
    (Acquired 06/07/05;
    Cost $6,970,447), 3.45%/(b)/             01/06/06    7,115      7,028,404
   --------------------------------------------------------------------------
   Crown Point Capital Co., LLC-Series A
    (Multi CEP's-Liberty Hampshire Co.,
    LLC; agent) (Acquired 06/08/05;
    Cost $11,613,827), 3.28%/(b)/            09/08/05   11,712     11,704,530
   --------------------------------------------------------------------------
   Govco, Inc. (Multi CEP's-Citicorp North
    America, Inc.; agent) (Acquired
    08/10/05; Cost $9,944,311), 3.58%/(b)/   10/05/05   10,000      9,966,189
   --------------------------------------------------------------------------
                                                                   38,693,706
   --------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    MULTI-PURPOSE-12.04%
   Amsterdam Funding Corp.
    (Acquired 08/12/05;
    Cost $24,847,076), 3.61%/(b)(c)/         10/12/05   25,000     24,897,215
   --------------------------------------------------------------------------
   Charta LLC (Acquired 08/24/05;
    Cost $4,957,406), 3.74%/(b)/             11/14/05    5,000      4,961,561
   --------------------------------------------------------------------------
   CRC Funding LLC (Acquired 07/12/05;
    Cost $19,391,342), 3.40%/(b)/            09/09/05   19,500     19,485,267
   --------------------------------------------------------------------------
   Edison Asset Securitization, LLC
    (Acquired 05/10/05;
    Cost $7,914,133), 3.22%/(b)/             09/07/05    8,000      7,995,707
   --------------------------------------------------------------------------
                                                                   57,339,750
   --------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    SECURITY INVESTMENT
    VEHICLES-3.33%
   Grampian Funding Ltd./LLC
    (Acquired 06/16/05;
    Cost $8,862,935), 3.47%/(b)(c)/          11/21/05    9,000      8,929,732
   --------------------------------------------------------------------------
   Klio II Funding Ltd./Corp.
    (Acquired 08/16/05;
    Cost $6,934,725), 3.73%/(b)/             11/16/05    7,000      6,944,879
   --------------------------------------------------------------------------
                                                                   15,874,611
   --------------------------------------------------------------------------

   INVESTMENT BANKING &
    BROKERAGE-8.40%
   Bear, Stearns & Co., Inc., 3.41%          09/08/05   25,000     24,983,424
   --------------------------------------------------------------------------
   Morgan Stanley, Floating Rate, 3.62%/(d)/ 10/12/05   15,000     15,000,000
   --------------------------------------------------------------------------
                                                                   39,983,424
   --------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                            MATURITY   (000)       VALUE
   -------------------------------------------------------------------------

   LETTER OF CREDIT ENHANCED-
    2.27%
   Alabama (State of) Industrial
    Development Authority (Commscope
    Project); Taxable Series 1995 Notes
    (LOC-Wachovia Bank, N.A.), 3.59%/(e)/   09/20/05 $ 10,800  $  10,800,000
   -------------------------------------------------------------------------

   OTHER DIVERSIFIED FINANCIAL
    SERVICES-2.06%
   General Electric Capital Corp., 3.91%    03/02/06   10,000      9,802,328
   -------------------------------------------------------------------------

   REGIONAL BANKS-2.10%
   Banque et Caisse d'Epargne de l'Etat,
    3.21%/(c)/                              09/06/05   10,000      9,995,542
   -------------------------------------------------------------------------
       Total Commercial Paper
        (Cost $182,489,361)                                      182,489,361
   -------------------------------------------------------------------------
   VARIABLE RATE DEMAND
    NOTES-13.62%/(F)/

   INSURED-6.47%/(G)/
   California (State of) Housing Finance
    Agency; Taxable Home Mortgage
    Series 1998 T RB, 3.55%/(h)(i)/         08/01/29    5,000      5,000,000
   -------------------------------------------------------------------------
   Fairview (City of), Minnesota Hospital &
    Healthcare Services; Taxable Series
    1994 A ACES RB, 3.57%/(h)(i)/           11/01/15    3,900      3,900,000
   -------------------------------------------------------------------------
   Florida (State of) Baptist Health System
    of South Florida; Taxable Series
    1995 B RB, 3.57%/(h)(i)/                05/15/25    1,900      1,900,000
   -------------------------------------------------------------------------
   New Orleans (City of), Louisiana;
    Taxable Pension Series 2000 RB,
    3.56%/(h)(i)/                           09/01/30   20,000     20,000,000
   -------------------------------------------------------------------------
                                                                  30,800,000
   -------------------------------------------------------------------------

   LETTER OF CREDIT ENHANCED-
    7.15%/(E)/
   Albuquerque (City of), New Mexico
    (Ktech Corp. Project); Taxable Series
    2002 IDR (LOC-Wells Fargo Bank
    N.A.), 3.60%/(h)/                       11/01/22    1,370      1,370,000
   -------------------------------------------------------------------------
   Capital One Funding Corp.; Series
    1999-F Floating Rate Notes (LOC-
    JPMorgan Chase Bank), 3.59%/(h)(i)/     12/02/19    6,422      6,422,000
   -------------------------------------------------------------------------
    Series 2000-B Floating Rate Notes
    (LOC-JPMorgan Chase Bank)
    (Acquired 03/23/04-02/28/05;
    Cost $7,598,000), 3.59%/(b)(h)(i)/      07/01/20    7,598      7,598,000
   -------------------------------------------------------------------------
   Hunter's Ridge/Southpointe; Series 2005
    Floating Rate Notes (LOC-Wachovia
    Bank, N.A.), 3.59%/(h)(i)/              06/01/25    6,560      6,560,000
   -------------------------------------------------------------------------
   Michigan (State of), Grand Traverse
    Band Economic Development Corp.;
    Taxable Series 2003 RB (LOC-Bank
    of America, N.A.), 3.60%/(h)(i)/        09/01/18    2,600      2,600,000
   -------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                            MATURITY   (000)       VALUE
    ------------------------------------------------------------------------

    LETTER OF CREDIT ENHANCED-
     (CONTINUED)
    North Carolina (State of) Roman
     Catholic Diocese of Charlotte; Series
     2002 Floating Rate Bonds (LOC-
     Wachovia Bank, N.A.), 3.59%/(h)(i)/    05/01/14 $  1,500  $   1,500,000
    ------------------------------------------------------------------------
    North Carolina (State of) Roman
     Catholic Diocese of Raleigh; Taxable
     Series 2002 Bonds (LOC-Bank of
     America, N.A.), 3.69%/(h)(i)/          06/01/18    6,400      6,400,000
    ------------------------------------------------------------------------
    Richmond (City of), Virginia
     Redevelopment & Housing Authority
     (Old Manchester Project); Taxable
     Series 1995 B RB (LOC-Wachovia
     Bank, N.A.), 3.50%/(i)(j)/             12/01/25    1,590      1,590,000
    ------------------------------------------------------------------------
                                                                  34,040,000
    ------------------------------------------------------------------------
        Total Variable Rate Demand Notes
         (Cost $64,840,000)                                       64,840,000
    ------------------------------------------------------------------------
    ASSET-BACKED SECURITIES-
     12.30%

    FULLY BACKED-3.15%
    RACERS Trust-Series 2004-6-MM,
     Floating Rate Notes (CEP-Lehman
     Brothers Holdings Inc.)
     (Acquired 04/13/04;
     Cost $15,000,000), 3.61%/(b)(j)/       02/22/06   15,000     15,000,000
    ------------------------------------------------------------------------

    STRUCTURED-9.15%
    Leek Finance PLC-Series 2004-14A,
     Class A1, Floating Rate Bonds
     (Acquired 10/27/04;
     Cost $7,004,700), 3.61%/(b)(c)(j)/     09/21/05    7,005      7,004,700
    ------------------------------------------------------------------------
    Residential Mortgage Securities-Series
     2004-17A, Class A-1, Floating Rate
     Bonds (Acquired 02/10/05;
     Cost $7,622,500), 3.58%/(b)(c)(j)/     02/14/06    7,623      7,622,500
    ------------------------------------------------------------------------
    Wachovia Asset Securitization
     Issuance, Inc.-Series 2004-HM2A,
     Class AMM, Putable Floating Rate
     Bonds (Acquired 12/16/04;
     Cost $28,962,055), 3.63%/(b)(i)(j)(k)/ 12/25/34   28,962     28,962,055
    ------------------------------------------------------------------------
                                                                  43,589,255
    ------------------------------------------------------------------------
        Total Asset-backed Securities
         (Cost $58,589,255)                                       58,589,255
    ------------------------------------------------------------------------
    MASTER NOTE AGREEMENTS-
     6.30%
    Merrill Lynch Mortgage Capital, Inc.
     (Acquired 04/21/05;
     Cost $30,000,000), 3.70%/(b)(i)(l)(m)/    --      30,000     30,000,000
    ------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                            MATURITY   (000)       VALUE
  ---------------------------------------------------------------------------
  PROMISSORY NOTES-5.88%
  Goldman Sachs Group, Inc. (The)
   (Acquired 03/31/05;
   Cost $28,000,000), 3.69%/(b)(n)/         09/27/05 $ 28,000  $  28,000,000
  ---------------------------------------------------------------------------
  MEDIUM-TERM NOTES-5.67%
  Procter & Gamble Co. (The); Floating
   Rate MTN (Acquired 08/02/04;
   Cost $17,000,000), 3.34%/(b)(o)/         10/08/10   17,000     17,000,000
  ---------------------------------------------------------------------------
  MetLife Global Funding I, Floating Rate
   MTN (Acquired 08/20/03;
   Cost $10,000,000), 3.61%/(b)(j)/         09/12/08   10,000     10,000,000
  ---------------------------------------------------------------------------
      Total Medium-term Notes
       (Cost $27,000,000)                                         27,000,000
  ---------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT-
   7.35%
  Northern Rock PLC (United Kingdom),
   3.75%                                    11/21/05   10,000     10,000,000
  ---------------------------------------------------------------------------
  Societe Generale S.A. (France), 3.00%     12/21/05   10,000     10,000,000
  ---------------------------------------------------------------------------
  Svenska Handelsbanken A.B., 3.00%         11/30/05   10,000     10,000,000
  ---------------------------------------------------------------------------
  UniCredito Italiano S.p.A.-London
   (United Kingdom), 3.44%                  12/07/05    5,000      5,000,000
  ---------------------------------------------------------------------------
      Total Certificates Of Deposit
       (Cost $35,000,000)                                         35,000,000
  ---------------------------------------------------------------------------
  FUNDING AGREEMENTS-2.10%
  Travelers Insurance Co. (The)
   (Acquired 11/19/04;
   Cost $10,000,000), 3.93%/(b)(n)(o)/      11/21/05   10,000     10,000,000
  ---------------------------------------------------------------------------
      Total Investments (excluding
       Repurchase Agreements)
       (Cost $435,918,616)                                       435,918,616
  ---------------------------------------------------------------------------
  REPURCHASE AGREEMENTS-
   8.61%
  BNP Paribas London (United Kingdom),
   3.62%/(c)(p)/                            09/01/05   20,000     20,000,000
  ---------------------------------------------------------------------------
  Citigroup Global Markets Inc., 3.59%/(q)/ 09/01/05      991        991,189
  ---------------------------------------------------------------------------
  Wachovia Capital Markets, LLC, 3.63%/(r)/ 09/01/05   20,000     20,000,000
  ---------------------------------------------------------------------------
      Total Repurchase Agreements
       (Cost $40,991,189)                                         40,991,189
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-100.15%
   (Cost $476,909,805)/(s)/                                      476,909,805
  ---------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-
   (0.15%)                                                          (734,771)
  ---------------------------------------------------------------------------
  NET ASSETS-100.00%                                           $ 476,175,034
  ---------------------------------------------------------------------------

Investment Abbreviations:
ACES - Automatically Convertible Extendable Security
CEP  - Credit Enhancement Provider
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
MTN  - Medium Term Notes
RB   - Revenue Bonds
RACERS- Restructured Assets Certificates with Enhanced ReturnS\\sm\\
Notes to Schedule of Investments:
/(a)/Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
/(b)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $273,095,322, which represented 57.35% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
/(c)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: Netherlands: 5.2%; United Kingdom: 8.1%; France:
     6.3%; other countries less than 5%: 2.1%.
/(d)/Interest rate is redetermined daily. Rate shown is the rate in effect on
     August 31, 2005.
/(e)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. /(f)/Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
/(g)/Principal and/or interest payments are secured by bond insurance. The amount of bond insurance expressed as a percentage of total investments by insurer is as follows: Ambac Assurance Corp.- 5%; MBIA Insurance Corp.- 1%.
/(h)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
     August 31, 2005.
/(i)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(j)/Interest rate is redetermined monthly. Rate shown is the rate in effect on
     August 31, 2005.
/(k)/Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
/(l)/The Fund may demand prepayment of notes purchased under the Master Note
     Purchase Agreement upon one or two business day's notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
/(m)/Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
/(n)/Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $38,000,000, which represented 7.98 % of the Fund's Net Assets.
/(o)/Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
/(p)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 corporate and municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $20,002,013.
/(q)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $991,288.
/(r)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $20,002,017.
/(s)/Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2005


      ASSETS:
      Investments, excluding repurchase agreements, at value
       (cost $435,918,616)                                   $435,918,616
      -------------------------------------------------------------------
      Repurchase agreements (cost $40,991,189)                 40,991,189
      -------------------------------------------------------------------
          Total investments (cost $476,909,805)               476,909,805
      -------------------------------------------------------------------
      Receivables for:
        Fund shares sold                                           21,091
      -------------------------------------------------------------------
        Interest                                                1,109,422
      -------------------------------------------------------------------
      Other assets                                                  2,754
      -------------------------------------------------------------------
          Total assets                                        478,043,072
      -------------------------------------------------------------------

      LIABILITIES:
      Payables for:
        Fund shares reacquired                                    759,410
      -------------------------------------------------------------------
        Dividends                                               1,108,628
      -------------------------------------------------------------------
          Total liabilities                                     1,868,038
      -------------------------------------------------------------------
      Net assets applicable to shares outstanding            $476,175,034
      -------------------------------------------------------------------

      NET ASSETS CONSIST OF:
      Shares of beneficial interest                          $476,157,982
      -------------------------------------------------------------------
      Undistributed net investment income                          17,052
      -------------------------------------------------------------------
                                                             $476,175,034
      -------------------------------------------------------------------

NET ASSETS:
Investor Class                                                          $112,067,313
------------------------------------------------------------------------------------
Institutional Class                                                     $364,107,721
------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
 UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           112,065,052
------------------------------------------------------------------------------------
Institutional Class                                                      364,095,465
------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $       1.00
------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2005


       INVESTMENT INCOME:
       Interest                                             $18,930,777
       -----------------------------------------------------------------

       EXPENSES:
       Advisoryfees                                           1,861,845
       -----------------------------------------------------------------
       Less:Fees waived                                        (476,549)
       -----------------------------------------------------------------
           Net expenses                                       1,385,296
       -----------------------------------------------------------------
       Net investment income                                 17,545,481
       -----------------------------------------------------------------
       Net increase in net assets resulting from operations $17,545,481
       -----------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2005 and 2004

                                                                                                         2005          2004
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                             $  17,545,481  $  8,008,951
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                                                                 --        13,319
--------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                               17,545,481     8,022,270
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                       (9,231,572)   (8,008,951)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                  (8,313,909)           --
--------------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                               (17,545,481)   (8,008,951)
--------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                     (772,899,080)   23,474,507
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                 364,095,465            --
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                          (408,803,615)   23,474,507
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                            (408,803,615)   23,487,826
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                   884,978,649   861,490,823
--------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income of $17,052 and $17,052, respectively)  $ 476,175,034  $884,978,649
--------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Portfolio, formerly INVESCO Treasurer's Money Market Reserve Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Investor Class shares of the Fund are offered only to certain grandfathered investors.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through August 31, 2006. Prior to February 25, 2005, AIM had voluntarily agreed to waive advisory fees equal to 0.05% of the Fund's average daily net assets. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the year ended August 31, 2005, AIM waived fees of $476,549.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  Effective February 25, 2005, the Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares. Prior to February 25, 2005, FMC served as the distributor for the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended
August 31, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                 2005        2004
           ---------------------------------------------------------
           Distributions from ordinary income $17,545,481 $8,008,951
           ---------------------------------------------------------

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                                        2005
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $     17,052
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        476,157,982
------------------------------------------------------------------------------------------------
Total net assets                                                                    $476,175,034
------------------------------------------------------------------------------------------------

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 6--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                                     CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                2005/(a)/                            2004
                                     -------------------------------  ---------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                      4,604,379,688    4,604,379,688   10,990,448,626    10,990,448,626
--------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/            5,030,741,715    5,030,741,715               --                --
--------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                          2,925,540        2,925,540        1,961,796         1,961,796
--------------------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                     (5,380,204,308)  (5,380,204,308) (10,968,935,915)  (10,968,935,915)
--------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (4,666,646,250)  (4,666,646,250)              --                --
--------------------------------------------------------------------------------------------------------
                                       (408,803,615) $  (408,803,615)      23,474,507  $     23,474,507
--------------------------------------------------------------------------------------------------------

/(a)/There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. The distributor has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
    In addition, 60% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  INVESTOR CLASS
                                                     ------------------------------------------------------------------------
                                                                               THREE MONTHS
                                                            YEAR ENDED            ENDED
                                                            AUGUST 31,          AUGUST 31,           YEAR ENDED MAY 31,
                                                     -----------------------       2003        ------------------------------
                                                          2005        2004    ------------       2003      2002       2001
-------------------------------------------------------------------------------                -------------------------------
Net asset value, beginning of period                 $   1.00       $   1.00    $   1.00       $   1.00  $   1.00  $     1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.02           0.01        0.00           0.01      0.02        0.06
------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on securities                         --           0.00        0.00             --        --          --
------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                     0.02           0.01        0.00           0.01      0.02        0.06
------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income               (0.02)         (0.01)      (0.00)         (0.01)    (0.02)      (0.06)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00    $   1.00       $   1.00  $   1.00  $     1.00
------------------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                        2.46%          1.01%       0.24%          1.35%     2.37%       6.03%
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $112,067       $884,979    $861,491       $493,553  $767,528  $1,428,016
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.20%/(b)/     0.20%       0.21%/(c)/     0.25%     0.25%       0.25%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.25%/(b)/     0.25%       0.25%/(c)/     0.25%     0.25%       0.25%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     2.34%/(b)/     1.00%       0.95%/(c)/     1.35%     2.53%       5.89%
------------------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are based on average daily net assets of $458,271,689. /(c)/Annualized.

NOTE 8--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and
     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Premier Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, formerly known as INVESCO Treasurer's Money Market Reserve Fund, (one of the funds constituting AIM Treasurer's Series Trust, hereafter referred to as the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS
As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITIONS(S) HELD WITH THE             TRUSTEE AND/     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE DURING PAST 5 YEARS                      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------
 Robert H. Graham/1 /-- 1946           2003             Director and Chairman, A I M Management  None
 Trustee, Vice Chair and President                      Group Inc. (financial services holding
                                                        company); Director and Vice Chairman,
                                                        AMVESCAP PLC and Chairman, AMVESCAP
                                                        PLC -- AIM Division (parent of AIM and
                                                        a global investment management firm)

                                                        Formerly: President and Chief Executive
                                                        Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc. (registered investment
                                                        advisor); Director and Chairman, A I M
                                                        Capital Management, Inc. (registered
                                                        investment advisor), A I M
                                                        Distributors, Inc. (registered broker
                                                        dealer), AIM Investment Services, Inc.
                                                        (registered transfer agent), and Fund
                                                        Management Company (registered broker
                                                        dealer); and Chief Executive Officer,
                                                        AMVESCAP PLC  -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------
 Mark H. Williamson/2 /-- 1951         1998             Director, President and Chief Executive  None
 Trustee and Executive Vice President                   Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc.; Director, A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.; Director and
                                                        Chairman, AIM Investment Services,
                                                        Inc., Fund Management Company and
                                                        INVESCO Distributors, Inc. (registered
                                                        broker dealer); and Chief Executive
                                                        Officer, AMVESCAP PLC -- AIM Division
                                                        (parent of AIM and a global investment
                                                        management firm)

                                                        Formerly: Director, Chairman, President
                                                        and Chief Executive Officer, INVESCO
                                                        Funds Group, Inc.; President and Chief
                                                        Executive Officer, INVESCO
                                                        Distributors, Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC -- Managed
                                                        Products
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Bruce L. Crockett -- 1944             2003             Chairman, Crockett Technology            ACE Limited (insurance
 Trustee and Chair                                      Associates (technology consulting        company); and Captaris, Inc.
                                                        company)                                 (unified messaging provider)
---------------------------------------------------------------------------------------------------------------------------------
 Bob R. Baker -- 1936                  1983             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Frank S. Bayley -- 1939               2003             Retired                                  Badgley Funds, Inc. (registered
 Trustee                                                                                         investment company
                                                        Formerly: Partner, law firm of Baker &   (2 portfolios))
                                                        McKenzie
---------------------------------------------------------------------------------------------------------------------------------
 James T. Bunch -- 1942                2000             Co-President and Founder, Green,         None
 Trustee                                                Manning & Bunch Ltd., (investment
                                                        banking firm); and Director, Policy
                                                        Studies, Inc. and Van Gilder Insurance
                                                        Corporation
---------------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden -- 1941              2003             Director of a number of public and       None
 Trustee                                                private business corporations,
                                                        including the Boss Group Ltd. (private
                                                        investment and management); Cortland
                                                        Trust, Inc. (Chairman) (registered
                                                        investment company (3 portfolios));
                                                        Annuity and Life Re (Holdings), Ltd.
                                                        (insurance company); and CompuDyne
                                                        Corporation (provider of products and
                                                        services to the public security market)

                                                        Formerly: Director, President and Chief
                                                        Executive Officer, Volvo Group North
                                                        America, Inc.; Senior Vice President,
                                                        AB Volvo; and director of various
                                                        affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------
 Edward K. Dunn, Jr. -- 1935           2003             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Jack M. Fields -- 1952                2003             Chief Executive Officer, Twenty First    Administaff and Discovery
 Trustee                                                Century Group, Inc. (government affairs  Global Education Fund (non-
                                                        company) (owner) Dos Angelos Ranch, L.P. profit)

                                                        Formerly: Chief Executive Officer,
                                                        Texana Timber LP (sustainable forestry
                                                        company)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Carl Frischling -- 1937               2003             Partner, law firm of Kramer Levin        Cortland Trust, Inc. (registered
 Trustee                                                Naftalis and Frankel LLP                 investment company
                                                                                                 (3 portfolios))
---------------------------------------------------------------------------------------------------------------------------------
 Gerald J. Lewis -- 1933               2000             Chairman, Lawsuit Resolution Services    General Chemical Group, Inc.
 Trustee                                                (San Diego, California)
---------------------------------------------------------------------------------------------------------------------------------
 Prema Mathai-Davis -- 1950            2003             Formerly: Chief Executive Officer, YWCA  None
 Trustee                                                of the USA
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/(2)/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE              TRUSTEE AND/     PRINCIPAL OCCUPATION(S) DURING PAST 5    OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE YEARS                                    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Lewis F. Pennock -- 1942              2003             Partner, law firm of Pennock & Cooper    None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ruth H. Quigley -- 1935               2003             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Larry Soll -- 1942                    1997             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Raymond Stickel, Jr./3 /-- 1944       2005             Retired                                  None
 Trustee
                                                        Formerly: Partner, Deloitte & Touche
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959              2004             Senior Vice President, A I M Management  N/A
 Senior Vice President and Chief                        Group Inc.; Senior Vice President and
 Compliance Officer                                     Chief Compliance Officer, A I M
                                                        Advisors, Inc.; Vice President and
                                                        Chief Compliance Officer, A I M Capital
                                                        Management, Inc. and Vice President, A
                                                        I M Distributors, Inc., AIM Investment
                                                        Services, Inc. and Fund Management
                                                        Company

                                                        Formerly: Senior Vice President and
                                                        Compliance Director, Delaware
                                                        Investments Family of Funds and Chief
                                                        Compliance Officer, A I M Distributors,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------
 Russell C. Burk -- 1958               2005             Formerly: Director of Compliance and     N/A
 Senior Vice President                                  Assistant General Counsel, ICON
 (Senior Officer)                                       Advisers, Inc.; Financial Consultant,
                                                        Merrill Lynch; General Counsel and
                                                        Director of Compliance, ALPS Mutual
                                                        Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
 Kevin M. Carome -- 1956               2003             Director, Senior Vice President,         N/A
 Senior Vice President, Secretary and                   Secretary and General Counsel, A I M
 Chief Legal Officer                                    Management Group Inc. and A I M
                                                        Advisors, Inc.; Director and Vice
                                                        President, INVESCO Distributors, Inc.;
                                                        Vice President, A I M Capital
                                                        Management, Inc., and AIM Investment
                                                        Services, Inc.; Vice President and
                                                        General Counsel, Fund Management
                                                        Company; and Senior Vice President, A I
                                                        M Distributors, Inc.

                                                        Formerly: Senior Vice President and
                                                        General Counsel, Liberty Financial
                                                        Companies, Inc.; and Senior Vice
                                                        President and General Counsel, Liberty
                                                        Funds Group, LLC.; and Vice President,
                                                        A I M Distributors, Inc.; and Director,
                                                        Fund Management Company
----------------------------------------------------------------------------------------------------------------------
 Robert G. Alley -- 1948               2003             Managing Director, Chief Fixed Income    N/A
 Vice President                                         Officer and Senior Investment Officer,
                                                        A I M Capital Management, Inc. and Vice
                                                        President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
 Sidney M. Dilgren -- 1961             2004             Vice President and Fund Treasurer, A I   N/A
 Vice President and Treasurer                           M Advisors, Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Investment Services, Inc.; and Vice
                                                        President, A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
 J. Phillip Ferguson -- 1945           2005             Senior Vice President and Chief          N/A
 Vice President                                         Investment Officer, A I M Advisors
                                                        Inc.; Director, Chairman, Chief
                                                        Executive Officer, President and Chief
                                                        Investment Officer, A I M Capital
                                                        Management, Inc.; Executive Vice
                                                        President, A I M Management Group Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Private Asset Management, Inc.; Chief
                                                        Equity Officer, and Senior Investment
                                                        Officer, A I M Capital Management,
                                                        Inc.; and Managing Partner, Beutel,
                                                        Goodman Capital Management
----------------------------------------------------------------------------------------------------------------------
 Karen Dunn Kelley -- 1960             2003             Director of Cash Management, Managing    N/A
 Vice President                                         Director and Chief Cash Management
                                                        Officer, A I M Capital Management,
                                                        Inc.; Director and President, Fund
                                                        Management Company, and Vice President,
                                                        A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

/3/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND          INVESTMENT ADVISOR          DISTRIBUTOR                   AUDITORS
11 Greenway Plaza.          A I M Advisors, Inc.        A I M Distributors, Inc.      PricewaterhouseCoopers LLP
Suite 100                   11 Greenway Plaza           11 Greenway Plaza             1201 Louisiana Street
Houston, TX 77046-1173      Suite 100                   Suite 100                     Suite 2900
                            Houston, TX 77046-1173      Houston, TX 77046-1173        Houston, Texas 77002-5678
COUNSEL TO THE FUND         COUNSEL TO THE              TRANSFER AGENT                CUSTODIAN
Ballard Spahr               INDEPENDENT TRUSTEES        AIM Investment Services, Inc. The Bank of New York
Andrews & Ingersoll, LLP    Kramer, Levin, Naftalis &   P.O. Box 4739                 2 Hanson Place
1735 Market Street          Frankel LLP                 Houston, TX 77210-4739        Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599 1177 Avenue of the Americas
                            New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporation.

  For its tax year ended August 31, 2005, the Fund designated 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100.00%, 100.00%, and 100.00%, respectively.

                                                    PREMIER TAX-EXEMPT PORTFOLIO

PREMIER TAX-EXEMPT PORTFOLIO

                        DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                        We are pleased to provide this annual report on the performance of the Investor Class of the Premier Tax-Exempt Portfolio of AIM Treasurer's Series Trust for the fiscal year ended August 31, 2005.

[GRAHAM PHOTO]            The Premier Tax-Exempt Portfolio seeks to provide a
                        high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

                          The Portfolio invests in high quality, short-term
                        municipal obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

ROBERT H. GRAHAM          Over the fiscal year, rising short-term interest rates
                        resulted in gradually increasing yields for Premier Tax-Exempt Portfolio.

[WILLIAMSON PHOTO]
MARK H. WILLIAMSON

================================================================================

                        DATA AS OF 8/31/05

                        YIELD                               WEIGHTED AVERAGE MATURITY

                        7-DAY SEC YIELD    MONTHLY YIELD    RANGE DURING FISCAL YEAR    FISCAL YEAR END
                             2.34%             2.29%               16-44 Days                35 Days

================================================================================

================================================================================
                        NET ASSETS AT FISCAL YEAR END

                        $20.7 MILLION

                        The seven-day SEC yield and the monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate.
================================================================================

MARKET CONDITIONS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the third and fourth quarters of 2004, annualized gross domestic product measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results, 3.8% for the first quarter followed by 3.3% for the second quarter.

        In response to evidence of economic growth, the Federal Reserve (the
Fed) has continued to raise the federal funds target rate. When the one-year period began, the rate was 1.50%. In an effort to ensure that inflation remained contained, the Fed's Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

        As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statement that accompanied the most recent rate increase, many market observers anticipate additional rate hikes.

        Several recent indicators of economic health point to continued growth and suggest that optimism is tempered with apprehension regarding energy prices.

.. In his statement to Congress on July 20, 2005, Fed Chairman Alan Greenspan noted, "Employment has remained on an upward trend, retail spending has posted appreciable gains, inventory levels are modest, and business investment appears to have firmed." Despite voicing concern about energy prices and recent declines in productivity growth, the Chairman summarized the Fed's viewpoint with "our baseline outlook for the U.S. economy is one of sustained economic growth."

.. Having registered small gains each month since April 2005, the seasonally-adjusted total non-farm payroll employment continued to increase in August.

.. The Institute for Supply Management's two indexes, based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy, revealed differing perspectives on business conditions in August 2005. The Institute's index for manufacturing showed slower growth than in July while expansion in non-manufacturing trended upward. Both manufacturing and service executives expressed worries about energy prices.

                                                    PREMIER TAX-EXEMPT PORTFOLIO

IN CONCLUSION
AIM continues its commitment to the goals of safety, liquidity and yield in institutional fund management. We are also dedicated to superior customer service. To reach a member of our Client Services department, call 800-959-4246. Thank you for your investment in Premier Tax-Exempt Portfolio.

Sincerely,

/s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

Robert H. Graham                      Mark H. Williamson
Vice Chair & President AIM            Director & President, A I M Advisors, Inc.
Treasurer's Series Trust

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

================================================================================
FUND NASDAQ SYMBOL:                      ITTXX
================================================================================
PORTFOLIO COMPOSITION BY MATURITY

In days, as of 8/31/05
1-7                                80.7%
8-14                                0.0
15-60                               3.1
61-120                              6.0
121-180                             2.6
181-240                             1.7
241+                                5.9
================================================================================

The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 as amended.

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

        The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                 ACTUAL                                  HYPOTHETICAL
                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

SHARE      BEGINNING ACCOUNT  ENDING ACCOUNT  EXPENSES    ENDING ACCOUNT         EXPENSES
CLASS           VALUE            VALUE       PAID DURING      VALUE             PAID DURING
               (3/1/05)       (8/31/05)/1/    PERIOD/2/     (8/31/05)            PERIOD/2/
Investor       $ 1,000.00       $ 1,011.30       $ 1.27     $ 1,023.95             $ 1.28

/1/The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.25% for Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
--------------------------------------------------------------------------------

                                                    PREMIER TAX-EXEMPT PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Treasurer's Series Trust (the "Board") oversees the management of Premier Tax-Exempt Portfolio (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

        The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

        One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

        The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function and the quality of AIM's investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index.* The Board noted that the Fund's performance for the three and five year periods was comparable to the performance of such Index and above such Index for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was lower than the advisory fee rate for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund's overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the

*The Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax exempt money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

PREMIER TAX-EXEMPT PORTFOLIO

advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

.. Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SCHEDULE OF INVESTMENTS
August 31, 2005


                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)    VALUE
     ----------------------------------------------------------------------
     MUNICIPAL OBLIGATIONS-
      100.46%

     ALABAMA-7.27%
     Tuscaloosa (City of) Educational
      Building Authority (Stillman
      College Project); Refunding
      Capital Improvement VRD
      Series 2002 A RB
      (LOC-AmSouth Bank)
      2.61%, 10/01/23/(b)(c)(d)(e)/      -- VMIG-1   $ 2,188   $  2,188,000
     ----------------------------------------------------------------------

     GEORGIA-6.31%
     Floyd (County of) Development
      Authority (Shorter College
      Project); VRD Series 1998 RB
      (LOC-SunTrust Bank)
      2.64%, 06/01/17/(b)(c)(d)/       A-1+     --     1,900      1,900,000
     ----------------------------------------------------------------------

     HAWAII-1.10%
     Honolulu (City & County of);
      Unlimited Tax Series 2001 B GO
      5.00%, 09/01/05/(f)/              AAA    Aaa       330        330,000
     ----------------------------------------------------------------------

     ILLINOIS-9.43%
     Chicago (City of) (Crane Carton
      Co. Project); Economic
      Development VRD Series 1992
      RB (LOC-Bank of America,
      N.A.) (Acquired 06/21/04;
      Cost $300,000)
      2.53%, 06/01/12/(b)(c)(d)(g)(h)/ A-1+     --       300        300,000
     ----------------------------------------------------------------------
     Illinois (State of) Development
      Finance Authority (American
      College of Surgeons Project);
      VRD Series 1996 RB
      (LOC-Northern Trust Co.)
      2.54%, 08/01/26/(b)(c)(d)(e)/    A-1+     --     1,137      1,137,000
     ----------------------------------------------------------------------
     Illinois (State of) Development
      Finance Authority (Aurora
      Central Catholic High School);
      VRD Series 1994 RB
      (LOC-Allied Irish Banks PLC)
      2.65%, 04/01/24/(b)(c)(d)(i)/     A-1     --     1,000      1,000,000
     ----------------------------------------------------------------------
     Kane, Cook & Du Page (Counties
      of) School District No. 46
      (Elgin); Refunding Unlimited
      Tax Series 2005 GO
      3.00%, 01/01/06/(f)/               --    Aaa       400        401,051
     ----------------------------------------------------------------------
                                                                  2,838,051
     ----------------------------------------------------------------------

                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)   VALUE
     ---------------------------------------------------------------------

     INDIANA-5.52%
     Indiana (State of) Housing
      Finance Authority (Pedcor
      Investments-Cumberland
      Crossing Apartments
      Development); Multi-family
      Housing VRD Series 1997 M-B
      RB (LOC-Federal Home Loan
      Bank of Indianapolis)
      2.62%, 01/01/29/(b)(c)(d)(g)/      -- VMIG-1   $   513  $    513,000
     ---------------------------------------------------------------------
     Kokomo (City of) (Village
      Community Partners IV, L.P.
      Project); Economic
      Development VRD Series 1995
      RB (LOC-Federal Home Loan
      Bank of Indianapolis)
      2.59%, 06/01/30/(b)(c)(d)(g)/      -- VMIG-1       500       500,000
     ---------------------------------------------------------------------
     Portage (City of) (Pedcor
      Investments-Port Crossing III
      Apartments Project); Economic
      Development VRD Series 1995
      B RB (LOC-Federal Home Loan
      Bank of Indianapolis)
      2.70%,08/01/30/(b)(c)(d)(g)/       -- VMIG-1       648       648,000
     ---------------------------------------------------------------------
                                                                 1,661,000
     ---------------------------------------------------------------------

     IOWA-3.16%
     Iowa (State of) Finance Authority
      (YMCA Project); Economic
      Development VRD Series 2000
      RB (LOC-Wells Fargo Bank N.A.)
      2.61%, 06/01/10/(b)(c)(d)(j)/      --     --       950       950,000
     ---------------------------------------------------------------------

     KANSAS-0.66%
     Leawood (City of); Unlimited
      Tax Temporary Notes Series
      2004-2 GO
      3.00%, 10/01/05                    --  MIG-1       200       200,214
     ---------------------------------------------------------------------

     KENTUCKY-5.38%
     Daviess (County of) (Kimberly
      Clark Tissue Project); Exempt
      Facilities VRD Series 1999 RB
      2.43%, 08/01/29/(b)(c)(g)/       A-1+     --       370       370,000
     ---------------------------------------------------------------------
     Kentucky (State of) Area
      Development Districts
      Financing Trust (Ewing); Lease
      Acquisition Program VRD
      Series 2000 RB (LOC-Wachovia
      Bank, N.A.)
      2.59%, 06/01/33/(b)(c)(d)/       A-1+     --     1,250     1,250,000
     ---------------------------------------------------------------------
                                                                 1,620,000
     ---------------------------------------------------------------------

                                        RATINGS/(A)/ PRINCIPAL
                                                      AMOUNT
                                        S&P  MOODY'S   (000)   VALUE
    -----------------------------------------------------------------------

    MARYLAND-1.30%
    Hyattsville (City of) (Safeway Inc.
     Projects); Refunding VRD
     Series 1991 IDR (LOC-Deutsche
     Bank A.G.)
     2.80%, 12/01/05/(c)(d)(i)(k)(l)/    A-1     --   $   390  $    390,000
    -----------------------------------------------------------------------

    MASSACHUSETTS-1.82%
    Hudson (Town of); Limited Tax
     Series 2005 GO
     4.00%, 05/01/06/(f)/                AAA    Aaa       543       547,980
    -----------------------------------------------------------------------

    MICHIGAN-3.65%
    Detroit (City of), Water Supply
     System; Refunding Second Lien
     VRD Series 2004 A RB
     2.52%, 07/01/25/(b)(c)(e)(f)/        -- VMIG-1     1,000     1,000,000
    -----------------------------------------------------------------------
    Michigan (State of) Strategic Fund
     (YMCA of Metropolitan Detroit
     Project); VRD Series 2001 RB
     (LOC-JPMorgan Chase Bank)
     2.59%, 05/01/31/(b)(c)(d)/         A-1+     --       100       100,000
    -----------------------------------------------------------------------
                                                                  1,100,000
    -----------------------------------------------------------------------

    MONTANA-2.33%
    Great Falls (City of) (Safeway Inc.
     Projects); Refunding VRD
     Series 1991 IDR (LOC-Deutsche
     Bank A.G.)
     2.80%, 12/01/05/(c)(d)(i)(k)(l)/   A-1+     --       400       400,000
    -----------------------------------------------------------------------
    Havre (City of) (Safeway Inc.
     Projects); Refunding VRD
     Series 1991 IDR (LOC-Deutsche
     Bank A.G.)
     2.80%, 12/01/05/(c)(d)(i)(k)(l)/   A-1+     --       300       300,000
    -----------------------------------------------------------------------
                                                                    700,000
    -----------------------------------------------------------------------

    NORTH CAROLINA-7.64%
    Carteret (County of) Industrial
     Facilities & Pollution Control
     Financing Authority
     (TexasGulf Inc. Project); VRD
     Series 1985 PCR (LOC-BNP
     Paribas)
     2.62%, 10/01/05/(b)(c)(d)(i)/        --    Aa2     1,900     1,900,000
    -----------------------------------------------------------------------
    Charlotte (City of); Commercial
     Paper Series 2005 BAN
     2.65%, 01/11/06                    A-1+     --       400       400,000
    -----------------------------------------------------------------------
                                                                  2,300,000
    -----------------------------------------------------------------------

    OHIO-2.43%
    Loveland (City of) School District;
     Limited Tax Series 2005 TAN
     4.00%, 06/01/06/(f)/                AAA    Aaa       725       732,432
    -----------------------------------------------------------------------

    OKLAHOMA-5.31%
    Muskogee (City of) Industrial
     Trust (Muskogee Mall Ltd.
     Special Project); VRD Series
     1985 IDR (LOC-Bank of
     America, N.A.)
     2.58%, 12/01/15/(b)(c)(d)(e)/        -- VMIG-1     1,500     1,500,000
    -----------------------------------------------------------------------

                                       RATINGS/(A)/  PRINCIPAL
                                                      AMOUNT
                                        S&P  MOODY'S   (000)   VALUE
     ----------------------------------------------------------------------

     OKLAHOMA-(CONTINUED)
     Muskogee (City of) Industrial
      Trust (Warmack-Muskogee
      Ltd.); VRD Series 1985 IDR
      (LOC-Bank of America, N.A.)
      (Acquired 11/05/04;
      Cost $100,000)
      2.58%, 12/01/15/(b)(c)(d)(h)/       -- VMIG-1   $   100  $    100,000
     ----------------------------------------------------------------------
                                                                  1,600,000
     ----------------------------------------------------------------------

     SOUTH CAROLINA-1.67%
     Charleston (County of) School
      District; Unlimited Tax Series
      2005 TAN (CEP-South
      Carolina State Department of
      Education)
      3.75%, 04/13/06                     --  MIG-1       500       503,668
     ----------------------------------------------------------------------

     TENNESSEE-8.64%
     Johnson City (City of) School
      District; Unlimited Tax Series
      1994 GO
      6.70%, 05/01/06/(k)(l)(m)/         AAA    Aaa       100       102,403
     ----------------------------------------------------------------------
     Tullahoma (City of) Industrial
      Development Board (Marine
      Master Project); VRD Series
      2002 IDR (LOC-AmSouth
      Bank)
      2.71%, 10/01/17/(b)(c)(d)(g)/       --    P-1     2,500     2,500,000
     ----------------------------------------------------------------------
                                                                  2,602,403
     ----------------------------------------------------------------------

     TEXAS-6.60%
     Amarillo (City of) Health
      Facilities Corp. (Panhandle
      Pooled Health Care Loan
      Program); ACES VRD Series
      1985 RB (LOC-BNP Paribas)
      2.50%, 05/31/25/(b)(c)(d)(e)(i)/    -- VMIG-1       860       860,000
     ----------------------------------------------------------------------
     Harris (County of) Health
      Facilities Development Corp.
      (Texas Children's Hospital
      Project); Refunding Hospital
      Series 1995 RB
      6.00%, 10/01/05/(l)(m)/            AAA    Aaa       350       351,094
     ----------------------------------------------------------------------
     Sherman (City of) Higher
      Education Finance Corp.
      (Austin College Project);
      Higher Education VRD Series
      1997 RB (LOC-Bank of
      America, N.A.)
      2.55%, 01/01/18/(b)(c)(d)(e)/     A-1+     --       369       369,000
     ----------------------------------------------------------------------
     Texas (State of); Unlimited Tax
      Series 2005 TRAN
      4.50%, 08/31/06                  SP-1+  MIG-1       400       405,808
     ----------------------------------------------------------------------
                                                                  1,985,902
     ----------------------------------------------------------------------

     WASHINGTON-11.00%
     King (County of) School District
      No. 406 (South Central);
      Refunding Unlimited Tax
      Series 2004 GO
      2.50%, 12/01/05/(f)/                --    Aaa       110       110,067
     ----------------------------------------------------------------------

                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)   VALUE
     ---------------------------------------------------------------------

     WASHINGTON-(CONTINUED)
     Lake Tapps Parkway Properties;
      Special Revenue VRD Series
      1999 A RB (LOC-U.S. Bank
      N.A.)
      2.54%, 12/01/19/(b)(c)(d)(e)/      -- VMIG-1   $ 2,000  $  2,000,000
     ---------------------------------------------------------------------
     Seattle (Port of) Industrial
      Development Corp. (Sysco Food
      Services of Seattle, Inc.
      Project); Refunding VRD Series
      1994 IDR
      2.43%, 11/01/25/(b)(c)(e)/       A-1+ VMIG-1     1,200     1,200,000
     ---------------------------------------------------------------------
                                                                 3,310,067
     ---------------------------------------------------------------------

     WISCONSIN-9.24%
     Appleton (City of) Redevelopment
      Authority (Fox Cities
      Performing Arts Center
      Project); Redevelopment VRD
      Series 2001 B RB
      (LOC-JPMorgan Chase Bank;
      M&I Marshall & Isley Bank)
      2.50%, 06/01/36/(b)(c)(d)/         -- VMIG-1       900       900,000
     ---------------------------------------------------------------------
     Madison (City of) Community
      Development Authority
      (Hamilton Point Apartments
      Project); Refunding Multi-
      family Housing VRD Series
      1997 A RB (LOC-JPMorgan
      Chase Bank) (Acquired
      08/28/02; Cost $905,000)
      2.67%, 10/01/22/(b)(c)(d)(h)(j)/   --     --       905       905,000
     ---------------------------------------------------------------------

                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)   VALUE
      ---------------------------------------------------------------------

      WISCONSIN-(CONTINUED)
      Marshfield (City of) Unified
       School District; Series 2005 A
       BAN
       4.00%, 11/01/05                  --   MIG-1   $   500  $    500,923
      ---------------------------------------------------------------------
      Milwaukee (City of) Metropolitan
       Sewerage District; Refunding
       Unlimited Tax Series 1997 A
       GO
       6.00%, 10/01/05                 AA+     Aa1       125       125,376
      ---------------------------------------------------------------------
      Wisconsin (State of) School
       Districts Cash Flow
       Management Program; Series
       2004 A-3 COP
       3.00%, 09/20/05                  --   MIG-1       250       250,169
      ---------------------------------------------------------------------
      Wisconsin (State of) School
       Districts Cash Flow
       Management Program; Series
       2004 B-1 COP
       3.50%, 11/01/05                  --   MIG-1       100       100,160
      ---------------------------------------------------------------------
                                                                 2,781,628
      ---------------------------------------------------------------------
      TOTAL INVESTMENTS-100.46%
       (Cost $30,241,345)/(n)/                                  30,241,345
      ---------------------------------------------------------------------
      OTHER ASSETS LESS
       LIABILITIES-(0.46%)                                        (137,548)
      ---------------------------------------------------------------------
      NET ASSETS-100.00%                                      $ 30,103,797
      ---------------------------------------------------------------------

ACES- Automatically Convertible Extendable Securities
BAN - Bond Anticipation Note
CEP - Credit Enhancement Program
COP - Certificate of Participation
GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
LOC - Letter of Credit
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds
TAN - Tax Anticipation Notes
TRAN- Tax and Revenue Anticipation Notes
VRD - Variable Rate Demand
Notes to Schedule of Investments:
/(a)/Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's
     Investors Service. Inc. ("Moody's"), except as indicated in note
     (i) below. Ratings are not covered by the Report of Independent Registered Accounting Firm.
/(b)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
     August 31, 2005.
/(c)/Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
/(d)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
/(e)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(f)/Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc. or MBIA Insurance Corp. The amount of bond insurance expressed as a percentage of total investments by insurer is as follows: Financial Security Assurance Inc.-5%; MBIA Insurance Corp.-4%; and Ambac Assurance Corp.-2%.
/(g)/Security subject to the alternative minimum tax.
/(h)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $1,305,000, which represented 4.34% of the Fund's Net Assets. unless otherwise indicated, these securities are not considered to be illiquid.
/(i)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: France: 9.17%; other countries less than 5% each:
     6.94%.
/(j)/Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
/(k)/Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
/(l)/Interest rate is redetermined semi-annually. Rate shown is the rate in effect on August 31, 2005.
/(m)/Advance refunded; secured by an escrow fund of U.S. Treasury obligations. /(n)/Also represents cost for federal tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2005

 ASSETS:
 Investments, at value (cost $30,241,345)                          $30,241,345
 ------------------------------------------------------------------------------
 Cash                                                                  260,267
 ------------------------------------------------------------------------------
 Receivables for:
   Fund shares sold                                                        111
 ------------------------------------------------------------------------------
   Interest                                                            136,760
 ------------------------------------------------------------------------------
     Total assets                                                   30,638,483
 ------------------------------------------------------------------------------

 LIABILITIES:
 Payables for:
   Investments purchased                                               405,808
 ------------------------------------------------------------------------------
   Fund shares reacquired                                              108,839
 ------------------------------------------------------------------------------
   Dividends                                                            20,039
 ------------------------------------------------------------------------------
     Total liabilities                                                 534,686
 ------------------------------------------------------------------------------
 Net assets applicable to shares outstanding                       $30,103,797
 ------------------------------------------------------------------------------

 NET ASSETS CONSIST OF:
 Shares of beneficial interest                                     $30,103,653
 ------------------------------------------------------------------------------
 Undistributed net investment income                                       444
 ------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities        (300)
 ------------------------------------------------------------------------------
                                                                   $30,103,797
 ------------------------------------------------------------------------------

NET ASSETS:
Investor Class                                                          $20,681,630
-----------------------------------------------------------------------------------
Institutional Class                                                     $ 9,422,167
-----------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
 UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           20,681,919
-----------------------------------------------------------------------------------
Institutional Class                                                       9,422,178
-----------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $      1.00
-----------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2005

         INVESTMENT INCOME:
         Interest                                             $671,930
         -------------------------------------------------------------

         EXPENSES:
         Advisory fees                                          78,850
         -------------------------------------------------------------
             Total expenses                                     78,850
         -------------------------------------------------------------
         Net investment income                                 593,080
         -------------------------------------------------------------
         Net increase in net assets resulting from operations $593,080
         -------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2005 and 2004

                                                                                                  2005          2004
------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                       $    593,080  $   341,633
------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                                                   --         (300)
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                           593,080      341,333
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                  (468,738)    (341,633)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                             (124,342)          --
------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                           (593,080)    (341,633)
------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                               (16,435,217)  (7,047,133)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                            9,422,178           --
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                     (7,013,039)  (7,047,133)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                       (7,013,039)  (7,047,433)
------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                             37,116,836   44,164,269
------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income of $444 and $444, respectively)  $ 30,103,797  $37,116,836
------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2005


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Tax-Exempt Portfolio, formerly INVESCO Treasurer's Tax-Exempt Reserve Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Investor Class shares of the Fund are offered to certain grandfathered investors.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DESIGNATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.

  Effective February 25, 2005, the Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares. Prior to February 25, 2005, FMC served as the distributor for the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended
August 31, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                           2005     2004
      --------------------------------------------------------------------
      Distributions paid from ordinary income-Tax exempt $593,080 $339,908
      --------------------------------------------------------------------
      Distributions paid from ordinary income-Taxable          --    1,725
      --------------------------------------------------------------------
      Total distributions                                $593,080 $341,633
      --------------------------------------------------------------------

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                     2005
                   ------------------------------------------
                   Undistributed ordinary income $       444
                   ------------------------------------------
                   Capital loss carryforward            (300)
                   ------------------------------------------
                   Shares of beneficial interest  30,103,653
                   ------------------------------------------
                   Total net assets              $30,103,797
                   ------------------------------------------

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                         CAPITAL LOSS
                         EXPIRATION      CARRYFORWARD*
                         -----------------------------
                         August 31, 2012     $300
                         -----------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------
                                              2005/(A)/                      2004
                                     ---------------------------  -------------------------
                                        SHARES         AMOUNT        SHARES       AMOUNT
--------------------------------------------------------------------------------------------
Sold:
  Investor Class                       82,066,662  $  82,066,662   64,309,153  $ 64,309,153
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/            133,132,066    133,132,066           --            --
--------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                          458,935        458,935      330,619       330,619
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/                103,019        103,019           --            --
--------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                      (98,960,814)   (98,960,814) (71,686,905)  (71,686,905)
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (123,812,907)  (123,812,907)          --            --
--------------------------------------------------------------------------------------------
                                       (7,013,039) $  (7,013,039)  (7,047,133) $ (7,047,133)
--------------------------------------------------------------------------------------------

/(a)/There are two entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              INVESTOR CLASS
                                                     ----------------------------------------------------------------
                                                                            THREE MONTHS
                                                           YEAR ENDED          ENDED
                                                           AUGUST 31,        AUGUST 31,         YEAR ENDED MAY 31,
                                                     ---------------------      2003        -------------------------
                                                         2005        2004   ------------      2003     2002     2001
-----------------------------------------------------------------------------               --------------------------
Net asset value, beginning of period                 $  1.00       $  1.00    $  1.00       $  1.00  $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.02          0.01       0.00          0.01     0.02     0.04
----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income              (0.02)        (0.01)     (0.00)        (0.01)   (0.02)   (0.04)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00       $  1.00    $  1.00       $  1.00  $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                       1.88%         0.91%      0.21%         1.19%    1.81%    3.89%
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $20,682       $37,117    $44,164       $45,013  $67,406  $59,638
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 0.25%/(b)/    0.25%      0.25%/(c)/    0.25%    0.25%    0.25%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets    1.88%/(b)/    0.90%      0.85%/(c)/    1.19%    1.80%    3.81%
----------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
/(b)/Ratios are based on average daily net assets of $26,257,758.
/(c)/Annualized.

NOTE 8--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Premier Tax-Exempt Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Tax-Exempt Portfolio, formerly known as INVESCO Treasurer's Tax-Exempt Reserve Fund, (one of the funds constituting AIM Treasurer's Series Trust, hereafter referred to as the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS
As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITIONS(S) HELD WITH THE             TRUSTEE AND/     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE DURING PAST 5 YEARS                      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------
 Robert H. Graham/1 /-- 1946           2003             Director and Chairman, A I M Management  None
 Trustee, Vice Chair and President                      Group Inc. (financial services holding
                                                        company); Director and Vice Chairman,
                                                        AMVESCAP PLC and Chairman, AMVESCAP
                                                        PLC -- AIM Division (parent of AIM and
                                                        a global investment management firm)

                                                        Formerly: President and Chief Executive
                                                        Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc. (registered investment
                                                        advisor); Director and Chairman, A I M
                                                        Capital Management, Inc. (registered
                                                        investment advisor), A I M
                                                        Distributors, Inc. (registered broker
                                                        dealer), AIM Investment Services, Inc.
                                                        (registered transfer agent), and Fund
                                                        Management Company (registered broker
                                                        dealer); and Chief Executive Officer,
                                                        AMVESCAP PLC  -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------
 Mark H. Williamson/2 /-- 1951         1998             Director, President and Chief Executive  None
 Trustee and Executive Vice President                   Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc.; Director, A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.; Director and
                                                        Chairman, AIM Investment Services,
                                                        Inc., Fund Management Company and
                                                        INVESCO Distributors, Inc. (registered
                                                        broker dealer); and Chief Executive
                                                        Officer, AMVESCAP PLC -- AIM Division
                                                        (parent of AIM and a global investment
                                                        management firm)

                                                        Formerly: Director, Chairman, President
                                                        and Chief Executive Officer, INVESCO
                                                        Funds Group, Inc.; President and Chief
                                                        Executive Officer, INVESCO
                                                        Distributors, Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC -- Managed
                                                        Products
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Bruce L. Crockett -- 1944             2003             Chairman, Crockett Technology            ACE Limited (insurance
 Trustee and Chair                                      Associates (technology consulting        company); and Captaris, Inc.
                                                        company)                                 (unified messaging provider)
---------------------------------------------------------------------------------------------------------------------------------
 Bob R. Baker -- 1936                  1983             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Frank S. Bayley -- 1939               2003             Retired                                  Badgley Funds, Inc. (registered
 Trustee                                                                                         investment company
                                                        Formerly: Partner, law firm of Baker &   (2 portfolios))
                                                        McKenzie
---------------------------------------------------------------------------------------------------------------------------------
 James T. Bunch -- 1942                2000             Co-President and Founder, Green,         None
 Trustee                                                Manning & Bunch Ltd., (investment
                                                        banking firm); and Director, Policy
                                                        Studies, Inc. and Van Gilder Insurance
                                                        Corporation
---------------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden -- 1941              2003             Director of a number of public and       None
 Trustee                                                private business corporations,
                                                        including the Boss Group Ltd. (private
                                                        investment and management); Cortland
                                                        Trust, Inc. (Chairman) (registered
                                                        investment company (3 portfolios));
                                                        Annuity and Life Re (Holdings), Ltd.
                                                        (insurance company); and CompuDyne
                                                        Corporation (provider of products and
                                                        services to the public security market)

                                                        Formerly: Director, President and Chief
                                                        Executive Officer, Volvo Group North
                                                        America, Inc.; Senior Vice President,
                                                        AB Volvo; and director of various
                                                        affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------
 Edward K. Dunn, Jr. -- 1935           2003             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Jack M. Fields -- 1952                2003             Chief Executive Officer, Twenty First    Administaff and Discovery
 Trustee                                                Century Group, Inc. (government affairs  Global Education Fund (non-
                                                        company) (owner) Dos Angelos Ranch, L.P. profit)

                                                        Formerly: Chief Executive Officer,
                                                        Texana Timber LP (sustainable forestry
                                                        company)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Carl Frischling -- 1937               2003             Partner, law firm of Kramer Levin        Cortland Trust, Inc. (registered
 Trustee                                                Naftalis and Frankel LLP                 investment company
                                                                                                 (3 portfolios))
---------------------------------------------------------------------------------------------------------------------------------
 Gerald J. Lewis -- 1933               2000             Chairman, Lawsuit Resolution Services    General Chemical Group, Inc.
 Trustee                                                (San Diego, California)
---------------------------------------------------------------------------------------------------------------------------------
 Prema Mathai-Davis -- 1950            2003             Formerly: Chief Executive Officer, YWCA  None
 Trustee                                                of the USA
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/(2)/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE              TRUSTEE AND/     PRINCIPAL OCCUPATION(S) DURING PAST 5    OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE YEARS                                    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Lewis F. Pennock -- 1942              2003             Partner, law firm of Pennock & Cooper    None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ruth H. Quigley -- 1935               2003             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Larry Soll -- 1942                    1997             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Raymond Stickel, Jr./3 /-- 1944       2005             Retired                                  None
 Trustee
                                                        Formerly: Partner, Deloitte & Touche
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959              2004             Senior Vice President, A I M Management  N/A
 Senior Vice President and Chief                        Group Inc.; Senior Vice President and
 Compliance Officer                                     Chief Compliance Officer, A I M
                                                        Advisors, Inc.; Vice President and
                                                        Chief Compliance Officer, A I M Capital
                                                        Management, Inc. and Vice President, A
                                                        I M Distributors, Inc., AIM Investment
                                                        Services, Inc. and Fund Management
                                                        Company

                                                        Formerly: Senior Vice President and
                                                        Compliance Director, Delaware
                                                        Investments Family of Funds and Chief
                                                        Compliance Officer, A I M Distributors,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------
 Russell C. Burk -- 1958               2005             Formerly: Director of Compliance and     N/A
 Senior Vice President                                  Assistant General Counsel, ICON
 (Senior Officer)                                       Advisers, Inc.; Financial Consultant,
                                                        Merrill Lynch; General Counsel and
                                                        Director of Compliance, ALPS Mutual
                                                        Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
 Kevin M. Carome -- 1956               2003             Director, Senior Vice President,         N/A
 Senior Vice President, Secretary and                   Secretary and General Counsel, A I M
 Chief Legal Officer                                    Management Group Inc. and A I M
                                                        Advisors, Inc.; Director and Vice
                                                        President, INVESCO Distributors, Inc.;
                                                        Vice President, A I M Capital
                                                        Management, Inc., and AIM Investment
                                                        Services, Inc.; Vice President and
                                                        General Counsel, Fund Management
                                                        Company; and Senior Vice President, A I
                                                        M Distributors, Inc.

                                                        Formerly: Senior Vice President and
                                                        General Counsel, Liberty Financial
                                                        Companies, Inc.; and Senior Vice
                                                        President and General Counsel, Liberty
                                                        Funds Group, LLC.; and Vice President,
                                                        A I M Distributors, Inc.; and Director,
                                                        Fund Management Company
----------------------------------------------------------------------------------------------------------------------
 Robert G. Alley -- 1948               2003             Managing Director, Chief Fixed Income    N/A
 Vice President                                         Officer and Senior Investment Officer,
                                                        A I M Capital Management, Inc. and Vice
                                                        President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
 Sidney M. Dilgren -- 1961             2004             Vice President and Fund Treasurer, A I   N/A
 Vice President and Treasurer                           M Advisors, Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Investment Services, Inc.; and Vice
                                                        President, A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
 J. Phillip Ferguson -- 1945           2005             Senior Vice President and Chief          N/A
 Vice President                                         Investment Officer, A I M Advisors
                                                        Inc.; Director, Chairman, Chief
                                                        Executive Officer, President and Chief
                                                        Investment Officer, A I M Capital
                                                        Management, Inc.; Executive Vice
                                                        President, A I M Management Group Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Private Asset Management, Inc.; Chief
                                                        Equity Officer, and Senior Investment
                                                        Officer, A I M Capital Management,
                                                        Inc.; and Managing Partner, Beutel,
                                                        Goodman Capital Management
----------------------------------------------------------------------------------------------------------------------
 Karen Dunn Kelley -- 1960             2003             Director of Cash Management, Managing    N/A
 Vice President                                         Director and Chief Cash Management
                                                        Officer, A I M Capital Management,
                                                        Inc.; Director and President, Fund
                                                        Management Company, and Vice President,
                                                        A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

/3/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND          INVESTMENT ADVISOR          DISTRIBUTOR                   AUDITORS
11 Greenway Plaza.          A I M Advisors, Inc.        A I M Distributors, Inc.      PricewaterhouseCoopers LLP
Suite 100                   11 Greenway Plaza           11 Greenway Plaza             1201 Louisiana Street
Houston, TX 77046-1173      Suite 100                   Suite 100                     Suite 2900
                            Houston, TX 77046-1173      Houston, TX 77046-1173        Houston, Texas 77002-5678
COUNSEL TO THE FUND         COUNSEL TO THE              TRANSFER AGENT                CUSTODIAN
Ballard Spahr               INDEPENDENT TRUSTEES        AIM Investment Services, Inc. The Bank of New York
Andrews & Ingersoll, LLP    Kramer, Levin, Naftalis &   P.O. Box 4739                 2 Hanson Place
1735 Market Street          Frankel LLP                 Houston, TX 77210-4739        Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599 1177 Avenue of the Americas
                            New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended August 31, 2005.
  Premier Tax-Exempt Portfolio Investor Class paid ordinary dividends in the amount of $0.0186 during its tax year ended August 31, 2005. Of this amount, 100% qualified, as tax-exempt interest dividends for federal income tax purposes.
  For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Statement of Tax-Exempt Dividends.
U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

                                         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                        DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                        We are pleased to provide this annual report on the performance of the Investor Class of the Premier U.S. Government Money Portfolio of AIM Treasurer's Series Trust for the fiscal year ended August 31, 2005.

[GRAHAM PHOTO]            The Premier U.S. Government Money Portfolio seeks to
                        provide a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

                          The Portfolio primarily invests in debt securities
                        issued or guaranteed by the U.S. Government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations all of which are collateralized by such obligations. Securities purchased by the Portfolio will have maturities of 397 days or less.

ROBERT H. GRAHAM          The Portfolio continues to hold the highest
                        credit-quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

[WILLIAMSON PHOTO]        Over the fiscal year, rising short-term interest rates
                        resulted in gradually increasing yields for Premier U.S. Government Money Portfolio.

================================================================================

                        DATA AS OF 8/31/05

                        YIELD                               WEIGHTED AVERAGE MATURITY

MARK H. WILLIAMSON      7-DAY SEC YIELD    MONTHLY YIELD    RANGE DURING FISCAL YEAR    FISCAL YEAR END
                             3.42%             3.34%               17-38 Days                 36 Days

================================================================================

================================================================================
                        NET ASSETS AT FISCAL YEAR END

                        $31.6 MILLION

                        The seven-day SEC yield and the monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

================================================================================
MARKET CONDITIONS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the third and fourth quarters of 2004, annualized gross domestic product measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results, 3.8% for the first quarter followed by 3.3% for the second quarter.

        In response to evidence of economic growth, the Federal Reserve (the
Fed) has continued to raise the federal funds target rate. When the one-year period began, the rate was 1.50%. In an effort to ensure that inflation remained contained, the Fed's Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

        As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statement that accompanied the most recent rate increase, many market observers anticipate additional rate hikes.

        Several recent indicators of economic health point to continued growth and suggest that optimism is tempered with apprehension regarding energy prices.

.. In his statement to Congress on July 20, 2005, Fed Chairman Alan Greenspan noted, "Employment has remained on an upward trend, retail spending has posted appreciable gains, inventory levels are modest, and business investment appears to have firmed." Despite voicing concern about energy prices and recent declines in productivity growth, the Chairman summarized the Fed's viewpoint with "our baseline outlook for the U.S. economy is one of sustained economic growth."

.. Having registered small gains each month since April 2005, the seasonally-adjusted total non-farm payroll employment continued to increase in August.

                                         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

.. The Institute for Supply Management's two indexes, based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy, revealed differing perspectives on business conditions in August 2005. The Institute's index for manufacturing showed slower growth than in July while expansion in non-manufacturing trended upward. Both manufacturing and service executives expressed worries about energy prices.

IN CONCLUSION
AIM continues its commitment to the goals of safety, liquidity and yield in institutional fund management. We are also dedicated to superior customer service. To reach a member of our Client Services department, call 800-959-4246. Thank you for your investment in Premier U.S. Government Money Portfolio.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Vice Chair & President AIM              Director & President, A I M Advisors,
Treasurer's Series Trust                Inc.
October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

================================================================================
FUND NASDAQ SYMBOL:                      FUGXX
================================================================================

================================================================================
PORTFOLIO COMPOSITION BY MATURITY

In days, as of 8/31/05
1-7                                74.1%
8-30                                0.0
31-60                               6.2
61-90                               9.4
91-150                              5.6
151-210                             0.0
211+                                4.7
================================================================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 as amended.

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH END PERFORMANCE. INVESTMENT RETURN WILL VARY.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                 ACTUAL                                  HYPOTHETICAL
                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

SHARE      BEGINNING ACCOUNT  ENDING ACCOUNT  EXPENSES    ENDING ACCOUNT         EXPENSES
CLASS           VALUE            VALUE       PAID DURING      VALUE             PAID DURING
                (3/1/05)     (8/31/05)/1/     PERIOD/2/     (8/31/05)            PERIOD/2/
Investor        $ 1,000.00     $ 1,014.60       $ 0.86      $ 1,024.35             $ 0.87

/1/The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.17% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
--------------------------------------------------------------------------------

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Treasurer's Series Trust (the "Board") oversees the management of Premier U.S. Government Money Portfolio (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

        The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

        One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

        The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function and the quality of AIM's investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional US Government Money Market Fund Index.* The Board noted that the Fund's performance in such periods was below the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was higher than the advisory fee rates for three institutional money market funds advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was above the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund's advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until August 31, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded

*The Lipper Institutional US Government Money Market Fund Index represents an average of the 30 largest institutional U.S. government money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

.. Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SCHEDULE OF INVESTMENTS
August 31, 2005

                                                    PRINCIPAL
                                                     AMOUNT
                                           MATURITY   (000)      VALUE
     ---------------------------------------------------------------------
     U.S. GOVERNMENT AGENCY
      SECURITIES-43.33%

     FEDERAL FARM CREDIT
      BANK-9.50%
     Floating Rate Bonds,
      3.51%/(a)/                           10/20/05  $ 3,000  $  2,999,873
     ---------------------------------------------------------------------

     FEDERAL HOME LOAN BANK
      (FHLB)-12.57%
     Unsec. Bonds,
      1.70%                                12/30/05    1,000       994,581
     ---------------------------------------------------------------------
     Unsec. Disc. Notes,
      3.60%/(b)/                           11/16/05    2,000     1,984,779
     ---------------------------------------------------------------------
     Unsec. Global Bonds,
      3.25%                                07/21/06    1,000       993,540
     ---------------------------------------------------------------------
                                                                 3,972,900
     ---------------------------------------------------------------------

     FEDERAL HOME LOAN MORTGAGE
      CORP. (FHLMC)-9.27%
     Unsec. Disc. Notes,/(b)/
      3.19%                                09/06/05    1,000       999,557
     ---------------------------------------------------------------------
       3.26%                               10/25/05      676       672,694
     ---------------------------------------------------------------------
       3.75%                               01/03/06      769       759,067
     ---------------------------------------------------------------------
       3.93%                               05/02/06      511       497,444
     ---------------------------------------------------------------------
                                                                 2,928,762
     ---------------------------------------------------------------------

     FEDERAL NATIONAL MORTGAGE
      ASSOCIATION
      (FNMA)-11.99%
     Unsec. Disc. Notes,/(b)/
      3.22%                                09/07/05    1,500     1,499,195
     ---------------------------------------------------------------------
       3.39%                               10/03/05      800       797,589
     ---------------------------------------------------------------------
       3.38%                               10/05/05      500       498,404
     ---------------------------------------------------------------------
       3.32%                               11/09/05    1,000       993,637
     ---------------------------------------------------------------------
                                                                 3,788,825
     ---------------------------------------------------------------------
         Total U.S. Government Agency
          Securities (Cost $13,690,360)                         13,690,360
     ---------------------------------------------------------------------
         Total Investments (excluding
          Repurchase Agreements)
          (Cost $13,690,360)                                    13,690,360
     ---------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT
                                          MATURITY   (000)       VALUE
       ----------------------------------------------------------------------
       REPURCHASE
        AGREEMENTS-56.57%
       Banc of America Securities LLC
        3.57%/(c)/                        09/01/05  $ 1,000   $  1,000,000
       ----------------------------------------------------------------------
       Bank of Nova Scotia (The)
        3.59%/(d)/                        09/01/05    1,000      1,000,000
       ----------------------------------------------------------------------
       Barclays Capital Inc.
        3.59%/(e)/                        09/01/05    5,876      5,875,522
       ----------------------------------------------------------------------
       BNP Paribas Securities Corp.
        3.59%/(f)/                        09/01/05    1,000      1,000,000
       ----------------------------------------------------------------------
       Citigroup Global Markets Inc.
        3.59%/(g)/                        09/01/05    5,000      5,000,000
       ----------------------------------------------------------------------
       Credit Suisse First Boston LLC
        3.59%/(h)/                        09/01/05    1,000      1,000,000
       ----------------------------------------------------------------------
       Goldman, Sachs & Co.
        3.59%/(i)/                        09/01/05    1,000      1,000,000
       ----------------------------------------------------------------------
       Morgan Stanley & Co., Inc.
        3.59%/(j)/                        09/01/05    1,000      1,000,000
       ----------------------------------------------------------------------
       Wachovia Capital Markets, LLC
        3.58%/(k)/                        09/01/05    1,000      1,000,000
       ----------------------------------------------------------------------
           Total Repurchase Agreements
            (Cost $17,875,522)                                  17,875,522
       ----------------------------------------------------------------------
       TOTAL INVESTMENTS-99.90%
        (Cost $31,565,882)                                      31,565,882
       ----------------------------------------------------------------------
       OTHER ASSETS LESS
        LIABILITIES-0.10%                                           32,103
       ----------------------------------------------------------------------
       NET ASSETS-100.00%                                     $ 31,597,985
       ----------------------------------------------------------------------

Investment Abbreviations:

Disc.- Discounted
Unsec.- Unsecured

Notes to Schedule of Investments:
/(a)/Interest rate is redetermined monthly. Rate shown is the rate in effect on
     August 31, 2005.
/(b)/Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
/(c)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,792. Collateralized by $258,725,000 U.S. Government obligations, 0% to 4.00% due 02/01/06 to 07/15/13 with an aggregate market value at 08/31/05 of $255,000,524. The amount to be received upon repurchase by the Fund is $1,000,099.
/(d)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $236,595,000 U.S. Government obligations, 3.13% to 5.63% due 07/15/06 to 03/15/11 with an aggregate market value at 08/31/05 of $255,000,704. The amount to be received upon repurchase by the Fund is $1,000,100.
/(e)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $376,028,292. Collateralized by $389,031,000 U.S. Government obligations, 0% to 3.88% due 04/12/06 to 08/22/08 with an aggregate market value at 08/31/05 of $383,510,939. The amount to be received upon repurchase by the Fund is $5,876,108.

/(f)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $250,104,000 U.S. Government obligations, 0% to 5.00% due 06/15/06 to 07/15/14 with an aggregate market value at 08/31/05 of $255,000,450. The amount to be received upon repurchase by the Fund is $1,000,100.
/(g)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $5,000,499.
/(h)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $314,935,000 U.S. Government obligations, 0% to 5.08% due 04/12/06 to 02/07/19 with an aggregate market value at 08/31/05 of $312,061,225. The amount to be received upon repurchase by the Fund is $1,000,100.
/(i)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,931. Collateralized by $255,935,000 U.S. Government obligations, 1.75% to 5.80% due 11/15/05 to 01/27/20 with an aggregate market value at 08/31/05 of $255,001,155. The amount to be received upon repurchase by the Fund is $1,000,100.
/(j)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $300,029,917. Collateralized by $299,635,000 U.S. Government obligations, 2.50% to 6.50% due 12/15/05 to 08/14/09 with an aggregate market value at 08/31/05 of $307,450,802. The amount to be received upon repurchase by the Fund is $1,000,100.
/(k)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $250,024,861. Collateralized by $254,920,000 U.S. Government obligations, 0% to 4.87% due 09/16/05 to 05/25/12 with an aggregate market value at 08/31/05 of $255,002,870. The amount to be received upon repurchase by the Fund is $1,000,099.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2005

 ASSETS:
 Investments, excluding repurchase agreements, at value
  (cost $13,690,360)                                               $13,690,360
 -----------------------------------------------------------------------------
 Repurchase agreements (cost $17,875,522)                           17,875,522
 -----------------------------------------------------------------------------
     Total investments (cost $31,565,882)                           31,565,882
 -----------------------------------------------------------------------------
 Receivables for:
   Fund shares sold                                                     52,395
 -----------------------------------------------------------------------------
   Interest                                                             11,926
 -----------------------------------------------------------------------------
 Investment for trustee deferred compensation and retirement plans      19,638
 -----------------------------------------------------------------------------
 Other assets                                                            2,745
 -----------------------------------------------------------------------------
     Total assets                                                   31,652,586
 -----------------------------------------------------------------------------

 LIABILITIES:
 Payables for:
   Fund shares reacquired                                               28,044
 -----------------------------------------------------------------------------
   Dividends                                                             1,900
 -----------------------------------------------------------------------------
   Trustee deferred compensation and retirement plans                   22,634
 -----------------------------------------------------------------------------
 Accrued operating expenses                                              2,023
 -----------------------------------------------------------------------------
     Total liabilities                                                  54,601
 -----------------------------------------------------------------------------
 Net assets applicable to shares outstanding                       $31,597,985
 -----------------------------------------------------------------------------

 NET ASSETS CONSIST OF:
 Shares of beneficial interest                                     $31,571,660
 -----------------------------------------------------------------------------
 Undistributed net investment income                                    26,325
 -----------------------------------------------------------------------------
                                                                   $31,597,985
 -----------------------------------------------------------------------------

 NET ASSETS:
 Investor Class                                                    $31,597,985
 -----------------------------------------------------------------------------

 SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:
 Investor Class                                                     31,597,985
 -----------------------------------------------------------------------------
 Net asset value offering and redemption price per share           $      1.00
 -----------------------------------------------------------------------------



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2005


INVESTMENT INCOME:
Interest                                                              $ 874,500
--------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                           114,815
--------------------------------------------------------------------------------
Administrative services fees                                             24,247
--------------------------------------------------------------------------------
Custodian fees                                                               95
--------------------------------------------------------------------------------
Transfer agent fees                                                      69,941
--------------------------------------------------------------------------------
Trustees' fees and benefits                                               7,504
--------------------------------------------------------------------------------
Registration and filing fees                                             23,716
--------------------------------------------------------------------------------
Professional services fees                                               73,629
--------------------------------------------------------------------------------
Other                                                                    22,193
--------------------------------------------------------------------------------
    Total expenses                                                      336,140
--------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements  (153,055)
--------------------------------------------------------------------------------
    Net expenses                                                        183,085
--------------------------------------------------------------------------------
Net investment income                                                   691,415
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  $ 691,415
--------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2005 and 2004


                                                                                                        2005         2004
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                             $   691,415  $    141,864
------------------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders from net investment income-Investor Class                              (691,415)     (141,864)
------------------------------------------------------------------------------------------------------------------------------
  Share transactions-net-Investor Class                                                              (9,724,950)  (23,560,485)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                            (9,724,950)  (23,560,485)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                  41,322,935    64,883,420
------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income of $26,325 and $24,544, respectively)  $31,597,985  $ 41,322,935
------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2005


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier U.S. Government Money Portfolio, formerly INVESCO U.S. Government Money Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Investor Class Shares of the Fund are offered only to certain grandfathered investors.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Prior to February 25, 2005, under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

                            AVERAGE NET ASSETS RATE
                            ------------------------
                            First $300 million 0.40%
                            ------------------------
                            Next $200 million  0.30%
                            ------------------------
                            Over $500 million  0.20%
                            ------------------------

  Effective February 25, 2005, AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through August 31, 2006. Prior to February 25, 2005, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.85% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the year ended August 31, 2005, AIM waived fees of $63,705 and reimbursed expenses of $83,598.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $5,341.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. Effective February 25, 2005, AIM does not charge the Fund any fees under this agreement. Prior to February 25, 2005, the Fund, had agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period September 1, 2004 through February 24, 2005, AIM was paid $24,247.
  The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. Effective February 25, 2005, AIM does not charge the Fund any fees under this agreement. Prior to February 25, 2005, the Fund, had agreed to pay AISI a fee for providing transfer agency and shareholder services to the Fund and to reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period September 1, 2004 through February 24, 2005, the Fund paid AISI $69,941 for Investor Class shares.
  Effective February 25, 2005, the Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended August 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $411.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Effective February 25, 2005, the Fund's allocable portion of the remuneration paid to the Trustees and Officers, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust. The obligations under the deferred compensation and retirement plans prior to February 25, 2005, represent unsecured claims against the general assets of the Fund.
  During the period September 1, 2005 through February 24, 2005, the Fund paid legal fees of $2,577 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended
August 31, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                     2005     2004
           ---------------------------------------------------------
           Distributions paid from ordinary income $691,415 $141,864
           ---------------------------------------------------------

Tax Components of Net Assets:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                     2005
                  -------------------------------------------
                  Undistributed ordinary income  $    38,646
                  -------------------------------------------
                  Temporary book/tax differences     (12,321)
                  -------------------------------------------
                  Shares of beneficial interest   31,571,660
                  -------------------------------------------
                  Total net assets               $31,597,985
                  -------------------------------------------

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.
  The Fund had no capital loss carryforward as of August 31, 2005.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax payments, on August 31, 2005, undistributed net investment income was increased by $1,781 and shares of beneficial interest decreased by $1,781. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares. Institutional Class shares have not commenced sales.

                              Changes in Shares Outstanding
------------------------------------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                     ----------------------------------------------------
                                                2005                       2004
                                     -------------------------  -------------------------
                                        SHARES       AMOUNT        SHARES       AMOUNT
                                     -----------  ------------  -----------  ------------
Sold:
Investor Class                        20,290,914  $ 20,290,914   35,298,797  $ 35,298,797
------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
Investor Class                           668,928       668,928      137,084       137,084
------------------------------------------------------------------------------------------
Reacquired:
Investor Class                       (30,684,792)  (30,684,792) (58,996,366)  (58,996,366)
------------------------------------------------------------------------------------------
                                      (9,724,950) $ (9,724,950) (23,560,485) $(23,560,485)
------------------------------------------------------------------------------------------

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              INVESTOR CLASS
                                                     ----------------------------------------------------------------
                                                           YEAR ENDED       THREE MONTHS
                                                           AUGUST 31,          ENDED          YEAR ENDED AUGUST 31,
                                                     ---------------------   AUGUST 31,     -------------------------
                                                         2005        2004       2003          2003     2002     2001
-----------------------------------------------------------------------------               --------------------------
Net asset value, beginning of period                 $  1.00       $  1.00    $  1.00       $  1.00  $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   0.02         0.003      0.001          0.01     0.02     0.05
----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income              (0.02)       (0.003)    (0.001)        (0.01)   (0.02)   (0.05)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00       $  1.00    $  1.00       $  1.00  $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                       2.06%         0.30%      0.08%         0.72%    1.67%    5.24%
----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $31,598       $41,323    $64,883       $67,097  $75,720  $75,380
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.52%/(b)/    0.85%      0.85%/(c)/    0.85%    0.85%    0.86%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements     0.96%/(b)/    1.50%      1.25%/(c)/    1.11%    1.04%    1.18%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets    1.98%/(b)/    0.29%      0.33%/(c)/    0.72%    1.65%    5.10%
----------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are based on average daily net assets of $35,026,234.
/(c)/Annualized.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and
     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Premier U.S. Government Money Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier U.S. Government Money Portfolio, formerly known as INVESCO U.S. Government Money Fund, (one of the funds constituting AIM Treasurer's Series Trust, hereafter referred to as the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Premier U.S. Government Money Portfolio, an investment portfolio of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), was held February 24, 2005. The meeting was held for the following purpose:

(1) To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

The results of the voting on the above matter was as follows:

                                                                                          VOTES   WITHHELD/
  MATTER                                                                      VOTES FOR  AGAINST ABSTENTIONS
------------------------------------------------------------------------------------------------------------
(1) Approval of a new Investment Advisory Agreement with A I M Advisors, Inc. 18,062,271 661,142   891,195

TRUSTEES AND OFFICERS
As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITIONS(S) HELD WITH THE             TRUSTEE AND/     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE DURING PAST 5 YEARS                      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------
 Robert H. Graham/1 /-- 1946           2003             Director and Chairman, A I M Management  None
 Trustee, Vice Chair and President                      Group Inc. (financial services holding
                                                        company); Director and Vice Chairman,
                                                        AMVESCAP PLC and Chairman, AMVESCAP
                                                        PLC -- AIM Division (parent of AIM and
                                                        a global investment management firm)

                                                        Formerly: President and Chief Executive
                                                        Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc. (registered investment
                                                        advisor); Director and Chairman, A I M
                                                        Capital Management, Inc. (registered
                                                        investment advisor), A I M
                                                        Distributors, Inc. (registered broker
                                                        dealer), AIM Investment Services, Inc.
                                                        (registered transfer agent), and Fund
                                                        Management Company (registered broker
                                                        dealer); and Chief Executive Officer,
                                                        AMVESCAP PLC  -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------
 Mark H. Williamson/2 /-- 1951         1998             Director, President and Chief Executive  None
 Trustee and Executive Vice President                   Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc.; Director, A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.; Director and
                                                        Chairman, AIM Investment Services,
                                                        Inc., Fund Management Company and
                                                        INVESCO Distributors, Inc. (registered
                                                        broker dealer); and Chief Executive
                                                        Officer, AMVESCAP PLC -- AIM Division
                                                        (parent of AIM and a global investment
                                                        management firm)

                                                        Formerly: Director, Chairman, President
                                                        and Chief Executive Officer, INVESCO
                                                        Funds Group, Inc.; President and Chief
                                                        Executive Officer, INVESCO
                                                        Distributors, Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC -- Managed
                                                        Products
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Bruce L. Crockett -- 1944             2003             Chairman, Crockett Technology            ACE Limited (insurance
 Trustee and Chair                                      Associates (technology consulting        company); and Captaris, Inc.
                                                        company)                                 (unified messaging provider)
---------------------------------------------------------------------------------------------------------------------------------
 Bob R. Baker -- 1936                  1983             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Frank S. Bayley -- 1939               2003             Retired                                  Badgley Funds, Inc. (registered
 Trustee                                                                                         investment company
                                                        Formerly: Partner, law firm of Baker &   (2 portfolios))
                                                        McKenzie
---------------------------------------------------------------------------------------------------------------------------------
 James T. Bunch -- 1942                2000             Co-President and Founder, Green,         None
 Trustee                                                Manning & Bunch Ltd., (investment
                                                        banking firm); and Director, Policy
                                                        Studies, Inc. and Van Gilder Insurance
                                                        Corporation
---------------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden -- 1941              2003             Director of a number of public and       None
 Trustee                                                private business corporations,
                                                        including the Boss Group Ltd. (private
                                                        investment and management); Cortland
                                                        Trust, Inc. (Chairman) (registered
                                                        investment company (3 portfolios));
                                                        Annuity and Life Re (Holdings), Ltd.
                                                        (insurance company); and CompuDyne
                                                        Corporation (provider of products and
                                                        services to the public security market)

                                                        Formerly: Director, President and Chief
                                                        Executive Officer, Volvo Group North
                                                        America, Inc.; Senior Vice President,
                                                        AB Volvo; and director of various
                                                        affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------
 Edward K. Dunn, Jr. -- 1935           2003             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Jack M. Fields -- 1952                2003             Chief Executive Officer, Twenty First    Administaff and Discovery
 Trustee                                                Century Group, Inc. (government affairs  Global Education Fund (non-
                                                        company) (owner) Dos Angelos Ranch, L.P. profit)

                                                        Formerly: Chief Executive Officer,
                                                        Texana Timber LP (sustainable forestry
                                                        company)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Carl Frischling -- 1937               2003             Partner, law firm of Kramer Levin        Cortland Trust, Inc. (registered
 Trustee                                                Naftalis and Frankel LLP                 investment company
                                                                                                 (3 portfolios))
---------------------------------------------------------------------------------------------------------------------------------
 Gerald J. Lewis -- 1933               2000             Chairman, Lawsuit Resolution Services    General Chemical Group, Inc.
 Trustee                                                (San Diego, California)
---------------------------------------------------------------------------------------------------------------------------------
 Prema Mathai-Davis -- 1950            2003             Formerly: Chief Executive Officer, YWCA  None
 Trustee                                                of the USA
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/(2)/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE              TRUSTEE AND/     PRINCIPAL OCCUPATION(S) DURING PAST 5    OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE YEARS                                    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Lewis F. Pennock -- 1942              2003             Partner, law firm of Pennock & Cooper    None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ruth H. Quigley -- 1935               2003             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Larry Soll -- 1942                    1997             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Raymond Stickel, Jr/3/. -- 1944       2005             Retired                                  None
 Trustee
                                                        Formerly: Partner, Deloitte & Touche
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959              2004             Senior Vice President, A I M Management  N/A
 Senior Vice President and Chief                        Group Inc.; Senior Vice President and
 Compliance Officer                                     Chief Compliance Officer, A I M
                                                        Advisors, Inc.; Vice President and
                                                        Chief Compliance Officer, A I M Capital
                                                        Management, Inc. and Vice President, A
                                                        I M Distributors, Inc., AIM Investment
                                                        Services, Inc. and Fund Management
                                                        Company

                                                        Formerly: Senior Vice President and
                                                        Compliance Director, Delaware
                                                        Investments Family of Funds and Chief
                                                        Compliance Officer, A I M Distributors,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------
 Russell C. Burk -- 1958               2005             Formerly: Director of Compliance and     N/A
 Senior Vice President                                  Assistant General Counsel, ICON
 (Senior Officer)                                       Advisers, Inc.; Financial Consultant,
                                                        Merrill Lynch; General Counsel and
                                                        Director of Compliance, ALPS Mutual
                                                        Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
 Kevin M. Carome -- 1956               2003             Director, Senior Vice President,         N/A
 Senior Vice President, Secretary and                   Secretary and General Counsel, A I M
 Chief Legal Officer                                    Management Group Inc. and A I M
                                                        Advisors, Inc.; Director and Vice
                                                        President, INVESCO Distributors, Inc.;
                                                        Vice President, A I M Capital
                                                        Management, Inc., and AIM Investment
                                                        Services, Inc.; Vice President and
                                                        General Counsel, Fund Management
                                                        Company; and Senior Vice President, A I
                                                        M Distributors, Inc.

                                                        Formerly: Senior Vice President and
                                                        General Counsel, Liberty Financial
                                                        Companies, Inc.; and Senior Vice
                                                        President and General Counsel, Liberty
                                                        Funds Group, LLC.; and Vice President,
                                                        A I M Distributors, Inc.; and Director,
                                                        Fund Management Company
----------------------------------------------------------------------------------------------------------------------
 Robert G. Alley -- 1948               2003             Managing Director, Chief Fixed Income    N/A
 Vice President                                         Officer and Senior Investment Officer,
                                                        A I M Capital Management, Inc. and Vice
                                                        President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
 Sidney M. Dilgren -- 1961             2004             Vice President and Fund Treasurer, A I   N/A
 Vice President and Treasurer                           M Advisors, Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Investment Services, Inc.; and Vice
                                                        President, A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
 J. Phillip Ferguson -- 1945           2005             Senior Vice President and Chief          N/A
 Vice President                                         Investment Officer, A I M Advisors
                                                        Inc.; Director, Chairman, Chief
                                                        Executive Officer, President and Chief
                                                        Investment Officer, A I M Capital
                                                        Management, Inc.; Executive Vice
                                                        President, A I M Management Group Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Private Asset Management, Inc.; Chief
                                                        Equity Officer, and Senior Investment
                                                        Officer, A I M Capital Management,
                                                        Inc.; and Managing Partner, Beutel,
                                                        Goodman Capital Management
----------------------------------------------------------------------------------------------------------------------
 Karen Dunn Kelley -- 1960             2003             Director of Cash Management, Managing    N/A
 Vice President                                         Director and Chief Cash Management
                                                        Officer, A I M Capital Management,
                                                        Inc.; Director and President, Fund
                                                        Management Company, and Vice President,
                                                        A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

/3/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND          INVESTMENT ADVISOR          DISTRIBUTOR                   AUDITORS
11 Greenway Plaza.          A I M Advisors, Inc.        A I M Distributors, Inc.      PricewaterhouseCoopers LLP
Suite 100                   11 Greenway Plaza           11 Greenway Plaza             1201 Louisiana Street
Houston, TX 77046-1173      Suite 100                   Suite 100                     Suite 2900
                            Houston, TX 77046-1173      Houston, TX 77046-1173        Houston, Texas 77002-5678
COUNSEL TO THE FUND         COUNSEL TO THE              TRANSFER AGENT                CUSTODIAN
Ballard Spahr               INDEPENDENT TRUSTEES        AIM Investment Services, Inc. The Bank of New York
Andrews & Ingersoll, LLP    Kramer, Levin, Naftalis &   P.O. Box 4739                 2 Hanson Place
1735 Market Street          Frankel LLP                 Houston, TX 77210-4739        Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599 1177 Avenue of the Americas
                            New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporations.

  For its tax year ended August 31, 2005, the Fund designated 0%, the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.


U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDER (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 99.94%, 99.94%, and 99.94%, respectively.

       DOMESTIC EQUITY                            SECTOR EQUITY

AIM Aggressive Growth Fund              AIM Advantage Health Sciences Fund
AIM Basic Balanced Fund*                AIM Energy Fund
AIM Basic Value Fund                    AIM Financial Services Fund
AIM Blue Chip Fund                      AIM Global Health Care Fund
AIM Capital Development Fund            AIM Global Real Estate Fund
AIM Charter Fund                        AIM Gold & Precious Metals Fund
AIM Constellation Fund                  AIM Leisure Fund
AIM Diversified Dividend Fund           AIM Multi-Sector Fund
AIM Dynamics Fund                       AIM Real Estate Fund/6/
AIM Large Cap Basic Value Fund          AIM Technology Fund
AIM Large Cap Growth Fund               AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/1/                   FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund              AIM Floating Rate Fund
AIM Premier Equity Fund                 AIM High Yield Fund
AIM S&P 500 Index Fund                  AIM Income Fund
AIM Select Equity Fund                  AIM Intermediate Government Fund
AIM Small Cap Equity Fund/2/            AIM Limited Maturity TreasuryFund
AIM Small Cap Growth Fund/3/            AIM Money Market Fund
AIM Small Company Growth Fund           AIM Short Term Bond Fund
AIM Trimark Endeavor Fund               AIM Total Return Bond Fund
AIM Trimark Small Companies Fund        Premier Portfolio
AIM Weingarten Fund                     Premier U.S. Government Money Portfolio

*  Domestic equity and income fund      TAX-FREE

        INTERNATIONAL/GLOBAL EQUITY     AIM High Income Municipal Fund/7/
                                        AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund            AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund             AIM Tax-Free Intermediate Fund
AIM European Growth Fund                Premier Tax-Exempt Portfolio
AIM European Small Company Fund/4/
AIM Global Aggressive Growth Fund                   AIM Allocation Solutions
AIM Global Equity Fund
AIM Global Growth Fund                  AIM Conservative Allocation Fund
AIM Global Value Fund                   AIM Growth Allocation Fund/8/
AIM International Core EquityFund       AIM Moderate Allocation Fund
AIM International Growth Fund           AIM Moderate Growth Allocation Fund
AIM International Small Company Fund/5/ AIM Moderately Conservative Allocation
AIM Trimark Fund                         Fund

/1/As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /2/Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /3/As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /4/As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /7/As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /8/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

        Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

--------------------------------------------------------------------------------
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

AIMinvestments.com                 I-TST-AR-1           A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

Mutual   Retirement   Annuities   College    Separately   Offshore    Cash
Funds    Products                 Savings    Managed      Products    Management
                                  Plans      Accounts

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                               PREMIER PORTFOLIO
                                                    PREMIER TAX-EXEMPT PORTFOLIO

                                                             Institutional Class
                                             AIM TREASURER'S SERIES TRUST (ATST)

                                                                 August 31, 2005
                                                                   Annual Report

ANNUAL                            [COVER IMAGE]

                         [YOUR GOALS. OUR SOLUTIONS.]
  [1980-2005 25TH          - REGISTERED TRADEMARK -      [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                   - REGISTERED TRADEMARK -

                        DEAR AIM FUNDS SHAREHOLDERS:

                        As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT PHOTO]          At our most recent meeting in June 2005, your Board
                        approved voluntary fee reductions from A I M Advisors, Inc. (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT         Our June meeting, which was the culmination of more
                        than two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in the annual report immediately following the page titled "Calculating your ongoing Fund expenses." I encourage you to review it.

                          Together with monitoring fund expenses, fund
                        performance is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                          Your Board has a well-defined process and structure
                        for monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                          At subcommittee meetings, held throughout the year,
                        the performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                          Be assured that your Board is working closely with the
                        management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                        Sincerely,

                        /s/ BRUCE L. CROCKETT

                        Bruce L. Crockett
                        Independent Chair
                        On Behalf of the Board of Trustees
                        AIM Funds

                        October 13, 2005

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Fund

Premier Portfolio                                                             2

Premier Tax-Exempt Portfolio                                                 24

PREMIER PORTFOLIO

                        DEAR SHAREHOLDER:

                        We are pleased to provide this annual report on the performance of the Institutional Class of the Premier Portfolio of AIM Treasurer's Series Trust for the fiscal year ended August 31, 2005. This year, AIM Cash Management marks its 25th anniversary. Thank you for investing with us; your participation has helped us reach our milestone.

[GRAHAM PHOTO]            The Premier Portfolio seeks to provide a high level of
                        current income, consistent with the preservation of capital and the maintenance of liquidity.

ROBERT H. GRAHAM          The Portfolio primarily invests in short-term money
                        market instruments that blend top-tier, high quality U.S. dollar denominated obligations, including: securities issued by the U.S. Government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments, municipal securities and master notes.

                          The Portfolio continues to hold the highest
                        credit-quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

[WILLIAMSON PHOTO]        Over the fiscal year, rising short-term interest rates
                        resulted in gradually increasing yields for Premier Portfolio.

================================================================================

                        Data as of 8/31/05

                        YIELD                               WEIGHTED AVERAGE MATURITY

MARK H. WILLIAMSON      7-DAY SEC YIELD    MONTHLY YIELD    RANGE DURING FISCAL YEAR    FISCAL YEAR END
                             3.42 %           3.33 %              17-41 Days                27 Days

================================================================================

================================================================================
                        NET ASSETS AT FISCAL YEAR END

                        $364.1 million

                        The seven-day SEC yield and the monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.
================================================================================

MARKET CONDITIONS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the third and fourth quarters of 2004, annualized gross domestic product measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results, 3.8% for the first quarter followed by 3.3% for the second quarter.

        In response to evidence of economic growth, the Federal Reserve (the
Fed) has continued to raise the federal funds target rate. When the one-year period began, the rate was 1.50%. In an effort to ensure that inflation remained contained, the Fed's Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

        As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statement that accompanied the most recent rate increase, many market observers anticipate additional rate hikes.

        Several recent indicators of economic health point to continued growth and suggest that optimism is tempered with apprehension regarding energy prices.

.. In his statement to Congress on July 20, 2005, Fed Chairman Alan Greenspan noted, "Employment has remained on an upward trend, retail spending has posted appreciable gains, inventory levels are modest, and business investment appears to have firmed." Despite voicing concern about energy prices and recent declines in productivity growth, the Chairman summarized the Fed's viewpoint with "our baseline outlook for the U.S. economy is one of sustained economic growth."

.. Having registered small gains each month since April 2005, the seasonally-adjusted total non-farm payroll employment continued to increase in August.

                                                               PREMIER PORTFOLIO

.. The Institute for Supply Management's two indexes, based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy, revealed differing perspectives on business conditions in August 2005. The Institute's index for manufacturing showed slower growth than in July while expansion in non-manufacturing trended upward. Both manufacturing and service executives expressed worries about energy prices.

IN CONCLUSION
AIM continues its commitment to the goals of safety, liquidity and yield in institutional fund management. We are also dedicated to superior customer service. To reach a member of our Client Services department, call 800-659-1005. Thank you for your investment in Premier Portfolio.

Sincerely,

/s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

Robert H. Graham                      Mark H. Williamson
Vice Chair & President AIM            Director & President, A I M Advisors, Inc.
Treasurer's Series Trust

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

================================================================================
Portfolio Composition by Maturity

In days, as of 8/31/05
1-7                             43.3%
8-30                            32.0
31-60                            7.3
61-90                            8.6
91-150                           6.7
151-210                          2.1
211+                             0.0
================================================================================

The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 as amended.

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

        The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                        ACTUAL                                HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

SHARE          BEGINNING ACCOUNT  ENDING ACCOUNT   EXPENSES    ENDING ACCOUNT         EXPENSES
CLASS               VALUE             VALUE       PAID DURING      VALUE             PAID DURING
                   (3/1/05)       (8/31/05)/1/     PERIOD/2/     (8/31/05)            PERIOD/2/
Institutional      $ 1,000.00       $ 1,014.90       $ 0.86      $ 1,024.35             $ 0.87

/1/The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.17% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
--------------------------------------------------------------------------------

                                                               PREMIER PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Treasurer's Series Trust (the "Board") oversees the management of Premier Portfolio (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

        The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

        One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

        The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function and the quality of AIM's investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index.* The Board noted that the Fund's performance in such periods was comparable to the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate (i) was lower than the advisory fee rate for a retail money market fund, higher than the advisory fee rate for two institutional money market funds, and comparable to the advisory fee rate for a third institutional money market fund, advised by AIM with investment strategies comparable to those of the Fund; (ii) was lower than the advisory fee rate for one variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; (iii) was lower than the advisory fee rate for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund; and (iv) was higher than the advisory fee rates for three unregistered pooled investment vehicles for which an AIM affiliate serves as advisor with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

*The Lipper Institutional Money Market Fund Index represents an average of the 30 largest institutional money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)

PREMIER PORTFOLIO

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund's advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until August 31, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

.. Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SCHEDULE OF INVESTMENTS
August 31, 2005

                                                      PRINCIPAL
                                                       AMOUNT
                                             MATURITY   (000)       VALUE
   --------------------------------------------------------------------------
   COMMERCIAL PAPER-38.32%/(A)/

   ASSET-BACKED SECURITIES-
    FULLY BACKED-8.12%
   Aspen Funding Corp. (CEP-MBIA
    Insurance Corp.) (Acquired
    06/03/05; Cost $9,913,333), 3.25%/(b)/   09/07/05 $ 10,000  $   9,994,583
   --------------------------------------------------------------------------
   Concord Minutemen Capital Co.,
    LLC-Series A (Multi CEP's-Liberty
    Hampshire Co., LLC; agent)
    (Acquired 06/07/05;
    Cost $6,970,447), 3.45%/(b)/             01/06/06    7,115      7,028,404
   --------------------------------------------------------------------------
   Crown Point Capital Co., LLC-Series A
    (Multi CEP's-Liberty Hampshire Co.,
    LLC; agent) (Acquired 06/08/05;
    Cost $11,613,827), 3.28%/(b)/            09/08/05   11,712     11,704,530
   --------------------------------------------------------------------------
   Govco, Inc. (Multi CEP's-Citicorp North
    America, Inc.; agent) (Acquired
    08/10/05; Cost $9,944,311), 3.58%/(b)/   10/05/05   10,000      9,966,189
   --------------------------------------------------------------------------
                                                                   38,693,706
   --------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    MULTI-PURPOSE-12.04%
   Amsterdam Funding Corp.
    (Acquired 08/12/05;
    Cost $24,847,076), 3.61%/(b)(c)/         10/12/05   25,000     24,897,215
   --------------------------------------------------------------------------
   Charta LLC (Acquired 08/24/05;
    Cost $4,957,406), 3.74%/(b)/             11/14/05    5,000      4,961,561
   --------------------------------------------------------------------------
   CRC Funding LLC (Acquired 07/12/05;
    Cost $19,391,342), 3.40%/(b)/            09/09/05   19,500     19,485,267
   --------------------------------------------------------------------------
   Edison Asset Securitization, LLC
    (Acquired 05/10/05;
    Cost $7,914,133), 3.22%/(b)/             09/07/05    8,000      7,995,707
   --------------------------------------------------------------------------
                                                                   57,339,750
   --------------------------------------------------------------------------

   ASSET-BACKED SECURITIES-
    SECURITY INVESTMENT
    VEHICLES-3.33%
   Grampian Funding Ltd./LLC
    (Acquired 06/16/05;
    Cost $8,862,935), 3.47%/(b)(c)/          11/21/05    9,000      8,929,732
   --------------------------------------------------------------------------
   Klio II Funding Ltd./Corp.
    (Acquired 08/16/05;
    Cost $6,934,725), 3.73%/(b)/             11/16/05    7,000      6,944,879
   --------------------------------------------------------------------------
                                                                   15,874,611
   --------------------------------------------------------------------------

   INVESTMENT BANKING &
    BROKERAGE-8.40%
   Bear, Stearns & Co., Inc., 3.41%          09/08/05   25,000     24,983,424
   --------------------------------------------------------------------------
   Morgan Stanley, Floating Rate, 3.62%/(d)/ 10/12/05   15,000     15,000,000
   --------------------------------------------------------------------------
                                                                   39,983,424
   --------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                            MATURITY   (000)       VALUE
   -------------------------------------------------------------------------

   LETTER OF CREDIT ENHANCED-
    2.27%
   Alabama (State of) Industrial
    Development Authority (Commscope
    Project); Taxable Series 1995 Notes
    (LOC-Wachovia Bank, N.A.), 3.59%/(e)/   09/20/05 $ 10,800  $  10,800,000
   -------------------------------------------------------------------------

   OTHER DIVERSIFIED FINANCIAL
    SERVICES-2.06%
   General Electric Capital Corp., 3.91%    03/02/06   10,000      9,802,328
   -------------------------------------------------------------------------

   REGIONAL BANKS-2.10%
   Banque et Caisse d'Epargne de l'Etat,
    3.21%/(c)/                              09/06/05   10,000      9,995,542
   -------------------------------------------------------------------------
       Total Commercial Paper
        (Cost $182,489,361)                                      182,489,361
   -------------------------------------------------------------------------
   VARIABLE RATE DEMAND
    NOTES-13.62%/(F)/

   INSURED-6.47%/(G)/
   California (State of) Housing Finance
    Agency; Taxable Home Mortgage
    Series 1998 T RB, 3.55%/(h)(i)/         08/01/29    5,000      5,000,000
   -------------------------------------------------------------------------
   Fairview (City of), Minnesota Hospital &
    Healthcare Services; Taxable Series
    1994 A ACES RB, 3.57%/(h)(i)/           11/01/15    3,900      3,900,000
   -------------------------------------------------------------------------
   Florida (State of) Baptist Health System
    of South Florida; Taxable Series
    1995 B RB, 3.57%/(h)(i)/                05/15/25    1,900      1,900,000
   -------------------------------------------------------------------------
   New Orleans (City of), Louisiana;
    Taxable Pension Series 2000 RB,
    3.56%/(h)(i)/                           09/01/30   20,000     20,000,000
   -------------------------------------------------------------------------
                                                                  30,800,000
   -------------------------------------------------------------------------

   LETTER OF CREDIT ENHANCED-
    7.15%/(E)/
   Albuquerque (City of), New Mexico
    (Ktech Corp. Project); Taxable Series
    2002 IDR (LOC-Wells Fargo Bank
    N.A.), 3.60%/(h)/                       11/01/22    1,370      1,370,000
   -------------------------------------------------------------------------
   Capital One Funding Corp.; Series
    1999-F Floating Rate Notes (LOC-
    JPMorgan Chase Bank), 3.59%/(h)(i)/     12/02/19    6,422      6,422,000
   -------------------------------------------------------------------------
    Series 2000-B Floating Rate Notes
    (LOC-JPMorgan Chase Bank)
    (Acquired 03/23/04-02/28/05;
    Cost $7,598,000), 3.59%/(b)(h)(i)/      07/01/20    7,598      7,598,000
   -------------------------------------------------------------------------
   Hunter's Ridge/Southpointe; Series 2005
    Floating Rate Notes (LOC-Wachovia
    Bank, N.A.), 3.59%/(h)(i)/              06/01/25    6,560      6,560,000
   -------------------------------------------------------------------------
   Michigan (State of), Grand Traverse
    Band Economic Development Corp.;
    Taxable Series 2003 RB (LOC-Bank
    of America, N.A.), 3.60%/(h)(i)/        09/01/18    2,600      2,600,000
   -------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                            MATURITY   (000)       VALUE
    ------------------------------------------------------------------------

    LETTER OF CREDIT ENHANCED-
     (CONTINUED)
    North Carolina (State of) Roman
     Catholic Diocese of Charlotte; Series
     2002 Floating Rate Bonds (LOC-
     Wachovia Bank, N.A.), 3.59%/(h)(i)/    05/01/14 $  1,500  $   1,500,000
    ------------------------------------------------------------------------
    North Carolina (State of) Roman
     Catholic Diocese of Raleigh; Taxable
     Series 2002 Bonds (LOC-Bank of
     America, N.A.), 3.69%/(h)(i)/          06/01/18    6,400      6,400,000
    ------------------------------------------------------------------------
    Richmond (City of), Virginia
     Redevelopment & Housing Authority
     (Old Manchester Project); Taxable
     Series 1995 B RB (LOC-Wachovia
     Bank, N.A.), 3.50%/(i)(j)/             12/01/25    1,590      1,590,000
    ------------------------------------------------------------------------
                                                                  34,040,000
    ------------------------------------------------------------------------
        Total Variable Rate Demand Notes
         (Cost $64,840,000)                                       64,840,000
    ------------------------------------------------------------------------
    ASSET-BACKED SECURITIES-
     12.30%

    FULLY BACKED-3.15%
    RACERS Trust-Series 2004-6-MM,
     Floating Rate Notes (CEP-Lehman
     Brothers Holdings Inc.)
     (Acquired 04/13/04;
     Cost $15,000,000), 3.61%/(b)(j)/       02/22/06   15,000     15,000,000
    ------------------------------------------------------------------------

    STRUCTURED-9.15%
    Leek Finance PLC-Series 2004-14A,
     Class A1, Floating Rate Bonds
     (Acquired 10/27/04;
     Cost $7,004,700), 3.61%/(b)(c)(j)/     09/21/05    7,005      7,004,700
    ------------------------------------------------------------------------
    Residential Mortgage Securities-Series
     2004-17A, Class A-1, Floating Rate
     Bonds (Acquired 02/10/05;
     Cost $7,622,500), 3.58%/(b)(c)(j)/     02/14/06    7,623      7,622,500
    ------------------------------------------------------------------------
    Wachovia Asset Securitization
     Issuance, Inc.-Series 2004-HM2A,
     Class AMM, Putable Floating Rate
     Bonds (Acquired 12/16/04;
     Cost $28,962,055), 3.63%/(b)(i)(j)(k)/ 12/25/34   28,962     28,962,055
    ------------------------------------------------------------------------
                                                                  43,589,255
    ------------------------------------------------------------------------
        Total Asset-backed Securities
         (Cost $58,589,255)                                       58,589,255
    ------------------------------------------------------------------------
    MASTER NOTE AGREEMENTS-
     6.30%
    Merrill Lynch Mortgage Capital, Inc.
     (Acquired 04/21/05;
     Cost $30,000,000), 3.70%/(b)(i)(l)(m)/    --      30,000     30,000,000
    ------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
                                            MATURITY   (000)       VALUE
  ---------------------------------------------------------------------------
  PROMISSORY NOTES-5.88%
  Goldman Sachs Group, Inc. (The)
   (Acquired 03/31/05;
   Cost $28,000,000), 3.69%/(b)(n)/         09/27/05 $ 28,000  $  28,000,000
  ---------------------------------------------------------------------------
  MEDIUM-TERM NOTES-5.67%
  Procter & Gamble Co. (The); Floating
   Rate MTN (Acquired 08/02/04;
   Cost $17,000,000), 3.34%/(b)(o)/         10/08/10   17,000     17,000,000
  ---------------------------------------------------------------------------
  MetLife Global Funding I, Floating Rate
   MTN (Acquired 08/20/03;
   Cost $10,000,000), 3.61%/(b)(j)/         09/12/08   10,000     10,000,000
  ---------------------------------------------------------------------------
      Total Medium-term Notes
       (Cost $27,000,000)                                         27,000,000
  ---------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT-
   7.35%
  Northern Rock PLC (United Kingdom),
   3.75%                                    11/21/05   10,000     10,000,000
  ---------------------------------------------------------------------------
  Societe Generale S.A. (France), 3.00%     12/21/05   10,000     10,000,000
  ---------------------------------------------------------------------------
  Svenska Handelsbanken A.B., 3.00%         11/30/05   10,000     10,000,000
  ---------------------------------------------------------------------------
  UniCredito Italiano S.p.A.-London
   (United Kingdom), 3.44%                  12/07/05    5,000      5,000,000
  ---------------------------------------------------------------------------
      Total Certificates Of Deposit
       (Cost $35,000,000)                                         35,000,000
  ---------------------------------------------------------------------------
  FUNDING AGREEMENTS-2.10%
  Travelers Insurance Co. (The)
   (Acquired 11/19/04;
   Cost $10,000,000), 3.93%/(b)(n)(o)/      11/21/05   10,000     10,000,000
  ---------------------------------------------------------------------------
      Total Investments (excluding
       Repurchase Agreements)
       (Cost $435,918,616)                                       435,918,616
  ---------------------------------------------------------------------------
  REPURCHASE AGREEMENTS-
   8.61%
  BNP Paribas London (United Kingdom),
   3.62%/(c)(p)/                            09/01/05   20,000     20,000,000
  ---------------------------------------------------------------------------
  Citigroup Global Markets Inc., 3.59%/(q)/ 09/01/05      991        991,189
  ---------------------------------------------------------------------------
  Wachovia Capital Markets, LLC, 3.63%/(r)/ 09/01/05   20,000     20,000,000
  ---------------------------------------------------------------------------
      Total Repurchase Agreements
       (Cost $40,991,189)                                         40,991,189
  ---------------------------------------------------------------------------
  TOTAL INVESTMENTS-100.15%
   (Cost $476,909,805)/(s)/                                      476,909,805
  ---------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-
   (0.15%)                                                          (734,771)
  ---------------------------------------------------------------------------
  NET ASSETS-100.00%                                           $ 476,175,034
  ---------------------------------------------------------------------------

Investment Abbreviations:
ACES - Automatically Convertible Extendable Security
CEP  - Credit Enhancement Provider
IDR  - Industrial Development Revenue Bonds
LOC  - Letter of Credit
MTN  - Medium Term Notes
RB   - Revenue Bonds
RACERS- Restructured Assets Certificates with Enhanced ReturnS\\sm\\
Notes to Schedule of Investments:
/(a)/Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
/(b)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $273,095,322, which represented 57.35% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
/(c)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: Netherlands: 5.2%; United Kingdom: 8.1%; France:
     6.3%; other countries less than 5%: 2.1%.
/(d)/Interest rate is redetermined daily. Rate shown is the rate in effect on
     August 31, 2005.
/(e)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary. /(f)/Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
/(g)/Principal and/or interest payments are secured by bond insurance. The amount of bond insurance expressed as a percentage of total investments by insurer is as follows: Ambac Assurance Corp.- 5%; MBIA Insurance Corp.- 1%.
/(h)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
     August 31, 2005.
/(i)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(j)/Interest rate is redetermined monthly. Rate shown is the rate in effect on
     August 31, 2005.
/(k)/Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
/(l)/The Fund may demand prepayment of notes purchased under the Master Note
     Purchase Agreement upon one or two business day's notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2005.
/(m)/Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
/(n)/Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate market value of these securities considered illiquid at August 31, 2005 was $38,000,000, which represented 7.98 % of the Fund's Net Assets.
/(o)/Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2005.
/(p)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $676,068,023. Collateralized by $921,620,296 corporate and municipal obligations, 0% to 14.80% due 03/01/06 to 01/01/36 with an aggregate market value at 08/31/05 of $702,270,001. The amount to be received upon repurchase by the Fund is $20,002,013.
/(q)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,049,861. Collateralized by $509,562,000 U.S. Government obligations, 0% to 5.75% due 02/28/06 to 06/15/20 with an aggregate market value at 08/31/05 of $510,000,968. The amount to be received upon repurchase by the Fund is $991,288.
/(r)/Joint repurchase agreement entered into 08/31/05 with an aggregate maturing value of $500,050,417. Collateralized by $742,315,915 corporate obligations, 0% to 6.65% due 09/01/05 to 08/13/42 with an aggregate market value at 08/31/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $20,002,017.
/(s)/Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2005


      ASSETS:
      Investments, excluding repurchase agreements, at value
       (cost $435,918,616)                                   $435,918,616
      -------------------------------------------------------------------
      Repurchase agreements (cost $40,991,189)                 40,991,189
      -------------------------------------------------------------------
          Total investments (cost $476,909,805)               476,909,805
      -------------------------------------------------------------------
      Receivables for:
        Fund shares sold                                           21,091
      -------------------------------------------------------------------
        Interest                                                1,109,422
      -------------------------------------------------------------------
      Other assets                                                  2,754
      -------------------------------------------------------------------
          Total assets                                        478,043,072
      -------------------------------------------------------------------

      LIABILITIES:
      Payables for:
        Fund shares reacquired                                    759,410
      -------------------------------------------------------------------
        Dividends                                               1,108,628
      -------------------------------------------------------------------
          Total liabilities                                     1,868,038
      -------------------------------------------------------------------
      Net assets applicable to shares outstanding            $476,175,034
      -------------------------------------------------------------------

      NET ASSETS CONSIST OF:
      Shares of beneficial interest                          $476,157,982
      -------------------------------------------------------------------
      Undistributed net investment income                          17,052
      -------------------------------------------------------------------
                                                             $476,175,034
      -------------------------------------------------------------------

NET ASSETS:
Investor Class                                                          $112,067,313
------------------------------------------------------------------------------------
Institutional Class                                                     $364,107,721
------------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
 UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           112,065,052
------------------------------------------------------------------------------------
Institutional Class                                                      364,095,465
------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $       1.00
------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2005


       INVESTMENT INCOME:
       Interest                                             $18,930,777
       -----------------------------------------------------------------

       EXPENSES:
       Advisoryfees                                           1,861,845
       -----------------------------------------------------------------
       Less:Fees waived                                        (476,549)
       -----------------------------------------------------------------
           Net expenses                                       1,385,296
       -----------------------------------------------------------------
       Net investment income                                 17,545,481
       -----------------------------------------------------------------
       Net increase in net assets resulting from operations $17,545,481
       -----------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2005 and 2004

                                                                                                         2005          2004
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                             $  17,545,481  $  8,008,951
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                                                                 --        13,319
--------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                               17,545,481     8,022,270
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                       (9,231,572)   (8,008,951)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                  (8,313,909)           --
--------------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                               (17,545,481)   (8,008,951)
--------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                                     (772,899,080)   23,474,507
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                 364,095,465            --
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                          (408,803,615)   23,474,507
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                            (408,803,615)   23,487,826
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                   884,978,649   861,490,823
--------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income of $17,052 and $17,052, respectively)  $ 476,175,034  $884,978,649
--------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Portfolio, formerly INVESCO Treasurer's Money Market Reserve Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Investor Class shares of the Fund are offered only to certain grandfathered investors.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through August 31, 2006. Prior to February 25, 2005, AIM had voluntarily agreed to waive advisory fees equal to 0.05% of the Fund's average daily net assets. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the year ended August 31, 2005, AIM waived fees of $476,549.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  Effective February 25, 2005, the Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares. Prior to February 25, 2005, FMC served as the distributor for the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended
August 31, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                 2005        2004
           ---------------------------------------------------------
           Distributions from ordinary income $17,545,481 $8,008,951
           ---------------------------------------------------------

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                                                        2005
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $     17,052
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        476,157,982
------------------------------------------------------------------------------------------------
Total net assets                                                                    $476,175,034
------------------------------------------------------------------------------------------------

  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 6--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                                     CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------------------
                                                2005/(a)/                            2004
                                     -------------------------------  ---------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                      4,604,379,688    4,604,379,688   10,990,448,626    10,990,448,626
--------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/            5,030,741,715    5,030,741,715               --                --
--------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                          2,925,540        2,925,540        1,961,796         1,961,796
--------------------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                     (5,380,204,308)  (5,380,204,308) (10,968,935,915)  (10,968,935,915)
--------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (4,666,646,250)  (4,666,646,250)              --                --
--------------------------------------------------------------------------------------------------------
                                       (408,803,615) $  (408,803,615)      23,474,507  $     23,474,507
--------------------------------------------------------------------------------------------------------

/(a)/There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. The distributor has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
    In addition, 60% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

                                                         INSTITUTIONAL CLASS
                                                         -------------------
                                                          FEBRUARY 25, 2005
                                                             (DATE SALES
                                                            COMMENCED) TO
                                                           AUGUST 31, 2005
    ------------------------------------------------------------------------
    Net asset value, beginning of period                      $   1.00
    ------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                                       0.01
    ------------------------------------------------------------------------
      Net realized gains on securities                              --
    ------------------------------------------------------------------------
        Total from investment operations                          0.01
    ------------------------------------------------------------------------
    Less dividends from net investment income                    (0.01)
    ------------------------------------------------------------------------
    Net asset value, end of period                            $   1.00
    ------------------------------------------------------------------------
    Total return/(a)/                                             1.51%
    ------------------------------------------------------------------------
    Ratios/supplemental data:
    Net assets, end of period (000s omitted)                  $364,108
    ------------------------------------------------------------------------
    Ratio of expenses to average net assets:
      With fee waivers                                            0.17%/(b)/
    ------------------------------------------------------------------------
      Without fee waivers                                         0.25%/(b)/
    ------------------------------------------------------------------------
    Ratio of net investment income to average net assets          2.37%/(b)/
    ------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $556,171,198.

NOTE 8--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and
     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Premier Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, formerly known as INVESCO Treasurer's Money Market Reserve Fund, (one of the funds constituting AIM Treasurer's Series Trust, hereafter referred to as the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS
As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITIONS(S) HELD WITH THE             TRUSTEE AND/     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE DURING PAST 5 YEARS                      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------
 Robert H. Graham/1 /-- 1946           2003             Director and Chairman, A I M Management  None
 Trustee, Vice Chair and President                      Group Inc. (financial services holding
                                                        company); Director and Vice Chairman,
                                                        AMVESCAP PLC and Chairman, AMVESCAP
                                                        PLC -- AIM Division (parent of AIM and
                                                        a global investment management firm)

                                                        Formerly: President and Chief Executive
                                                        Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc. (registered investment
                                                        advisor); Director and Chairman, A I M
                                                        Capital Management, Inc. (registered
                                                        investment advisor), A I M
                                                        Distributors, Inc. (registered broker
                                                        dealer), AIM Investment Services, Inc.
                                                        (registered transfer agent), and Fund
                                                        Management Company (registered broker
                                                        dealer); and Chief Executive Officer,
                                                        AMVESCAP PLC  -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------
 Mark H. Williamson/2 /-- 1951         1998             Director, President and Chief Executive  None
 Trustee and Executive Vice President                   Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc.; Director, A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.; Director and
                                                        Chairman, AIM Investment Services,
                                                        Inc., Fund Management Company and
                                                        INVESCO Distributors, Inc. (registered
                                                        broker dealer); and Chief Executive
                                                        Officer, AMVESCAP PLC -- AIM Division
                                                        (parent of AIM and a global investment
                                                        management firm)

                                                        Formerly: Director, Chairman, President
                                                        and Chief Executive Officer, INVESCO
                                                        Funds Group, Inc.; President and Chief
                                                        Executive Officer, INVESCO
                                                        Distributors, Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC -- Managed
                                                        Products
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Bruce L. Crockett -- 1944             2003             Chairman, Crockett Technology            ACE Limited (insurance
 Trustee and Chair                                      Associates (technology consulting        company); and Captaris, Inc.
                                                        company)                                 (unified messaging provider)
---------------------------------------------------------------------------------------------------------------------------------
 Bob R. Baker -- 1936                  1983             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Frank S. Bayley -- 1939               2003             Retired                                  Badgley Funds, Inc. (registered
 Trustee                                                                                         investment company
                                                        Formerly: Partner, law firm of Baker &   (2 portfolios))
                                                        McKenzie
---------------------------------------------------------------------------------------------------------------------------------
 James T. Bunch -- 1942                2000             Co-President and Founder, Green,         None
 Trustee                                                Manning & Bunch Ltd., (investment
                                                        banking firm); and Director, Policy
                                                        Studies, Inc. and Van Gilder Insurance
                                                        Corporation
---------------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden -- 1941              2003             Director of a number of public and       None
 Trustee                                                private business corporations,
                                                        including the Boss Group Ltd. (private
                                                        investment and management); Cortland
                                                        Trust, Inc. (Chairman) (registered
                                                        investment company (3 portfolios));
                                                        Annuity and Life Re (Holdings), Ltd.
                                                        (insurance company); and CompuDyne
                                                        Corporation (provider of products and
                                                        services to the public security market)

                                                        Formerly: Director, President and Chief
                                                        Executive Officer, Volvo Group North
                                                        America, Inc.; Senior Vice President,
                                                        AB Volvo; and director of various
                                                        affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------
 Edward K. Dunn, Jr. -- 1935           2003             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Jack M. Fields -- 1952                2003             Chief Executive Officer, Twenty First    Administaff and Discovery
 Trustee                                                Century Group, Inc. (government affairs  Global Education Fund (non-
                                                        company) (owner) Dos Angelos Ranch, L.P. profit)

                                                        Formerly: Chief Executive Officer,
                                                        Texana Timber LP (sustainable forestry
                                                        company)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Carl Frischling -- 1937               2003             Partner, law firm of Kramer Levin        Cortland Trust, Inc. (registered
 Trustee                                                Naftalis and Frankel LLP                 investment company
                                                                                                 (3 portfolios))
---------------------------------------------------------------------------------------------------------------------------------
 Gerald J. Lewis -- 1933               2000             Chairman, Lawsuit Resolution Services    General Chemical Group, Inc.
 Trustee                                                (San Diego, California)
---------------------------------------------------------------------------------------------------------------------------------
 Prema Mathai-Davis -- 1950            2003             Formerly: Chief Executive Officer, YWCA  None
 Trustee                                                of the USA
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/(2)/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND                TRUSTEE AND/     PRINCIPAL OCCUPATION(S) DURING PAST 5    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST        OR OFFICER SINCE YEARS                                    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Lewis F. Pennock -- 1942              2003             Partner, law firm of Pennock & Cooper    None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ruth H. Quigley -- 1935               2003             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Larry Soll -- 1942                    1997             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Raymond Stickel, Jr./3 /-- 1944       2005             Retired                                  None
 Trustee
                                                        Formerly: Partner, Deloitte & Touche
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959              2004             Senior Vice President, A I M Management  N/A
 Senior Vice President and Chief                        Group Inc.; Senior Vice President and
 Compliance Officer                                     Chief Compliance Officer, A I M
                                                        Advisors, Inc.; Vice President and
                                                        Chief Compliance Officer, A I M Capital
                                                        Management, Inc. and Vice President, A
                                                        I M Distributors, Inc., AIM Investment
                                                        Services, Inc. and Fund Management
                                                        Company

                                                        Formerly: Senior Vice President and
                                                        Compliance Director, Delaware
                                                        Investments Family of Funds and Chief
                                                        Compliance Officer, A I M Distributors,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------
 Russell C. Burk -- 1958               2005             Formerly: Director of Compliance and     N/A
 Senior Vice President                                  Assistant General Counsel, ICON
 (Senior Officer)                                       Advisers, Inc.; Financial Consultant,
                                                        Merrill Lynch; General Counsel and
                                                        Director of Compliance, ALPS Mutual
                                                        Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
 Kevin M. Carome -- 1956               2003             Director, Senior Vice President,         N/A
 Senior Vice President, Secretary and                   Secretary and General Counsel, A I M
 Chief Legal Officer                                    Management Group Inc. and A I M
                                                        Advisors, Inc.; Director and Vice
                                                        President, INVESCO Distributors, Inc.;
                                                        Vice President, A I M Capital
                                                        Management, Inc., and AIM Investment
                                                        Services, Inc.; Vice President and
                                                        General Counsel, Fund Management
                                                        Company; and Senior Vice President, A I
                                                        M Distributors, Inc.

                                                        Formerly: Senior Vice President and
                                                        General Counsel, Liberty Financial
                                                        Companies, Inc.; and Senior Vice
                                                        President and General Counsel, Liberty
                                                        Funds Group, LLC.; and Vice President,
                                                        A I M Distributors, Inc.; and Director,
                                                        Fund Management Company
----------------------------------------------------------------------------------------------------------------------
 Robert G. Alley -- 1948               2003             Managing Director, Chief Fixed Income    N/A
 Vice President                                         Officer and Senior Investment Officer,
                                                        A I M Capital Management, Inc. and Vice
                                                        President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
 Sidney M. Dilgren -- 1961             2004             Vice President and Fund Treasurer, A I   N/A
 Vice President and Treasurer                           M Advisors, Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Investment Services, Inc.; and Vice
                                                        President, A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
 J. Phillip Ferguson -- 1945           2005             Senior Vice President and Chief          N/A
 Vice President                                         Investment Officer, A I M Advisors
                                                        Inc.; Director, Chairman, Chief
                                                        Executive Officer, President and Chief
                                                        Investment Officer, A I M Capital
                                                        Management, Inc.; Executive Vice
                                                        President, A I M Management Group Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Private Asset Management, Inc.; Chief
                                                        Equity Officer, and Senior Investment
                                                        Officer, A I M Capital Management,
                                                        Inc.; and Managing Partner, Beutel,
                                                        Goodman Capital Management
----------------------------------------------------------------------------------------------------------------------
 Karen Dunn Kelley -- 1960             2003             Director of Cash Management, Managing    N/A
 Vice President                                         Director and Chief Cash Management
                                                        Officer, A I M Capital Management,
                                                        Inc.; Director and President, Fund
                                                        Management Company, and Vice President,
                                                        A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

/3/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND          INVESTMENT ADVISOR          DISTRIBUTOR                   AUDITORS
11 Greenway Plaza.          A I M Advisors, Inc.        Fund Management Company       PricewaterhouseCoopers LLP
Suite 100                   11 Greenway Plaza           11 Greenway Plaza             1201 Louisiana Street
Houston, TX 77046-1173      Suite 100                   Suite 100                     Suite 2900
                            Houston, TX 77046-1173      Houston, TX 77046-1173        Houston, Texas 77002-5678
COUNSEL TO THE FUND         COUNSEL TO THE              TRANSFER AGENT                CUSTODIAN
Ballard Spahr               INDEPENDENT TRUSTEES        AIM Investment Services, Inc. The Bank of New York
Andrews & Ingersoll, LLP    Kramer, Levin, Naftalis &   P.O. Box 4739                 2 Hanson Place
1735 Market Street          Frankel LLP                 Houston, TX 77210-4739        Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599 1177 Avenue of the Americas
                            New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 0% is eligible for the dividends received deduction for corporation.

  For its tax year ended August 31, 2005, the Fund designated 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)
Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)
The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100.00%, 100.00%, and 100.00%, respectively.

                                                    PREMIER TAX-EXEMPT PORTFOLIO

PREMIER TAX-EXEMPT PORTFOLIO

                        DEAR SHAREHOLDER:

                        We are pleased to provide this annual report on the
                        performance of the Institutional Class of the Premier
                        Tax-Exempt Portfolio of AIM Treasurer's Series Trust for
                        the fiscal year ended August 31, 2005. This year, AIM
[GRAHAM PHOTO]          Cash Management marks its 25th anniversary. Thank you
                        for investing with us; your participation has helped us reach our milestone.

                          The Premier Tax-Exempt Portfolio seeks to provide a
                        high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

                          The Portfolio invests in high quality, short-term
                        municipal obligations, seeking to provide income exempt
ROBERT H. GRAHAM        from federal taxation. The Portfolio structure is driven
                        to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                          Over the fiscal year, rising short-term interest rates
                        resulted in gradually increasing yields for Premier Tax-Exempt Portfolio.

[WILLIAMSON PHOTO]

MARK H. WILLIAMSON

================================================================================

                        Data as of 8/31/05

                        YIELD                               WEIGHTED AVERAGE MATURITY

                        7-DAY SEC YIELD    MONTHLY YIELD    RANGE DURING FISCAL YEAR     FISCAL YEAR END
                             2.34%            2.29%               16-44 Days                35 Days

================================================================================

================================================================================


                        NET ASSETS AT FISCAL YEAR END
                        $9.4 million

                        The seven-day SEC yield and the monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate.
================================================================================

MARKET CONDITIONS

The economy continued to grow over the period, albeit with a bit of seesawing. Expansion was driven largely by sustained, robust consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. For the third and fourth quarters of 2004, annualized gross domestic product measured 4.0% and 3.3%, respectively. The first two quarters of 2005 ended with similar results, 3.8% for the first quarter followed by 3.3% for the second quarter.

        In response to evidence of economic growth, the Federal Reserve (the
Fed) has continued to raise the federal funds target rate. When the one-year period began, the rate was 1.50%. In an effort to ensure that inflation remained contained, the Fed's Federal Open Market Committee (FOMC) raised the target rate eight times--each time by 25 basis points (0.25%)--bringing the rate to 3.50% on August 31, 2005.

        As a result of these actions, the yields on two-year Treasury notes and other short-term instruments have risen gradually over the year. The FOMC is scheduled to meet two more times in 2005, and because of the committee's statement that accompanied the most recent rate increase, many market observers anticipate additional rate hikes.

        Several recent indicators of economic health point to continued growth and suggest that optimism is tempered with apprehension regarding energy prices.


.. In his statement to Congress on July 20, 2005, Fed Chairman Alan Greenspan noted, "Employment has remained on an upward trend, retail spending has posted appreciable gains, inventory levels are modest, and business investment appears to have firmed." Despite voicing concern about energy prices and recent declines in productivity growth, the Chairman summarized the Fed's viewpoint with "our baseline outlook for the U.S. economy is one of sustained economic growth."

.. Having registered small gains each month since April 2005, the seasonally-adjusted total non-farm payroll employment continued to increase in August.

                                                    PREMIER TAX-EXEMPT PORTFOLIO

.. The Institute for Supply Management's two indexes, based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy, revealed differing perspectives on business conditions in August 2005. The Institute's index for manufacturing showed slower growth than in July while expansion in non-manufacturing trended upward. Both manufacturing and service executives expressed worries about energy prices.

IN CONCLUSION
AIM continues its commitment to the goals of safety, liquidity and yield in institutional fund management. We are also dedicated to superior customer service. To reach a member of our Client Services department, call 800-659-1005. Thank you for your investment in Premier Tax-Exempt Portfolio.

Sincerely,

/s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

Robert H. Graham                      Mark H. Williamson
Vice Chair & President AIM            Director & President, A I M Advisors, Inc.
Treasurer's Series Trust

October 13, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

================================================================================
Portfolio Composition by Maturity

In days, as of 8/31/05
1-7                             80.7%
8-14                             0.0
15-60                            3.1
61-120                           6.0
121-180                          2.6
181-240                          1.7
241+                             5.9
================================================================================

The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 as amended.

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

        The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                        ACTUAL                                HYPOTHETICAL
                                                                    (5% annual return before expenses)

SHARE           BEGINNING ACCOUNT  ENDING ACCOUNT   EXPENSES    ENDING ACCOUNT         EXPENSES
CLASS                VALUE             VALUE       PAID DURING      VALUE             PAID DURING
                    (3/1/05)       (8/31/05)/1/     Period/2/     (8/31/05)            Period/2/
Institutional      $ 1,000.00       $ 1,011.30       $ 1.27      $ 1,023.95             $ 1.28

/1/The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.25% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
--------------------------------------------------------------------------------

                                                    PREMIER TAX-EXEMPT PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Treasurer's Series Trust (the "Board") oversees the management of Premier Tax-Exempt Portfolio (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

        The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

        One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

        The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function and the quality of AIM's investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index.* The Board noted that the Fund's performance for the three and five year periods was comparable to the performance of such Index and above such Index for the one year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that this rate was lower than the advisory fee rate for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted that the "all-in" nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund's ordinary operating expenses. Finally, the Board noted that none of the comparable funds had "all-in" fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund's overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was

*The Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax exempt money market funds tracked by Lipper, an independent mutual fund performance monitor.

                                                                     (continued)
                                       27

PREMIER TAX-EXEMPT PORTFOLIO

reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the "all-in" nature of the Fund's advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund's ordinary operating expenses was beneficial to shareholders.

.. Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SCHEDULE OF INVESTMENTS
August 31, 2005


                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)    VALUE
     ----------------------------------------------------------------------
     MUNICIPAL OBLIGATIONS-
      100.46%

     ALABAMA-7.27%
     Tuscaloosa (City of) Educational
      Building Authority (Stillman
      College Project); Refunding
      Capital Improvement VRD
      Series 2002 A RB
      (LOC-AmSouth Bank)
      2.61%, 10/01/23/(b)(c)(d)(e)/      -- VMIG-1   $ 2,188   $  2,188,000
     ----------------------------------------------------------------------

     GEORGIA-6.31%
     Floyd (County of) Development
      Authority (Shorter College
      Project); VRD Series 1998 RB
      (LOC-SunTrust Bank)
      2.64%, 06/01/17/(b)(c)(d)/       A-1+     --     1,900      1,900,000
     ----------------------------------------------------------------------

     HAWAII-1.10%
     Honolulu (City & County of);
      Unlimited Tax Series 2001 B GO
      5.00%, 09/01/05/(f)/              AAA    Aaa       330        330,000
     ----------------------------------------------------------------------

     ILLINOIS-9.43%
     Chicago (City of) (Crane Carton
      Co. Project); Economic
      Development VRD Series 1992
      RB (LOC-Bank of America,
      N.A.) (Acquired 06/21/04;
      Cost $300,000)
      2.53%, 06/01/12/(b)(c)(d)(g)(h)/ A-1+     --       300        300,000
     ----------------------------------------------------------------------
     Illinois (State of) Development
      Finance Authority (American
      College of Surgeons Project);
      VRD Series 1996 RB
      (LOC-Northern Trust Co.)
      2.54%, 08/01/26/(b)(c)(d)(e)/    A-1+     --     1,137      1,137,000
     ----------------------------------------------------------------------
     Illinois (State of) Development
      Finance Authority (Aurora
      Central Catholic High School);
      VRD Series 1994 RB
      (LOC-Allied Irish Banks PLC)
      2.65%, 04/01/24/(b)(c)(d)(i)/     A-1     --     1,000      1,000,000
     ----------------------------------------------------------------------
     Kane, Cook & Du Page (Counties
      of) School District No. 46
      (Elgin); Refunding Unlimited
      Tax Series 2005 GO
      3.00%, 01/01/06/(f)/               --    Aaa       400        401,051
     ----------------------------------------------------------------------
                                                                  2,838,051
     ----------------------------------------------------------------------

                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)   VALUE
     ---------------------------------------------------------------------

     INDIANA-5.52%
     Indiana (State of) Housing
      Finance Authority (Pedcor
      Investments-Cumberland
      Crossing Apartments
      Development); Multi-family
      Housing VRD Series 1997 M-B
      RB (LOC-Federal Home Loan
      Bank of Indianapolis)
      2.62%, 01/01/29/(b)(c)(d)(g)/      -- VMIG-1   $   513  $    513,000
     ---------------------------------------------------------------------
     Kokomo (City of) (Village
      Community Partners IV, L.P.
      Project); Economic
      Development VRD Series 1995
      RB (LOC-Federal Home Loan
      Bank of Indianapolis)
      2.59%, 06/01/30/(b)(c)(d)(g)/      -- VMIG-1       500       500,000
     ---------------------------------------------------------------------
     Portage (City of) (Pedcor
      Investments-Port Crossing III
      Apartments Project); Economic
      Development VRD Series 1995
      B RB (LOC-Federal Home Loan
      Bank of Indianapolis)
      2.70%,08/01/30/(b)(c)(d)(g)/       -- VMIG-1       648       648,000
     ---------------------------------------------------------------------
                                                                 1,661,000
     ---------------------------------------------------------------------

     IOWA-3.16%
     Iowa (State of) Finance Authority
      (YMCA Project); Economic
      Development VRD Series 2000
      RB (LOC-Wells Fargo Bank N.A.)
      2.61%, 06/01/10/(b)(c)(d)(j)/      --     --       950       950,000
     ---------------------------------------------------------------------

     KANSAS-0.66%
     Leawood (City of); Unlimited
      Tax Temporary Notes Series
      2004-2 GO
      3.00%, 10/01/05                    --  MIG-1       200       200,214
     ---------------------------------------------------------------------

     KENTUCKY-5.38%
     Daviess (County of) (Kimberly
      Clark Tissue Project); Exempt
      Facilities VRD Series 1999 RB
      2.43%, 08/01/29/(b)(c)(g)/       A-1+     --       370       370,000
     ---------------------------------------------------------------------
     Kentucky (State of) Area
      Development Districts
      Financing Trust (Ewing); Lease
      Acquisition Program VRD
      Series 2000 RB (LOC-Wachovia
      Bank, N.A.)
      2.59%, 06/01/33/(b)(c)(d)/       A-1+     --     1,250     1,250,000
     ---------------------------------------------------------------------
                                                                 1,620,000
     ---------------------------------------------------------------------

                                        RATINGS/(A)/ PRINCIPAL
                                                      AMOUNT
                                        S&P  MOODY'S   (000)   VALUE
    -----------------------------------------------------------------------

    MARYLAND-1.30%
    Hyattsville (City of) (Safeway Inc.
     Projects); Refunding VRD
     Series 1991 IDR (LOC-Deutsche
     Bank A.G.)
     2.80%, 12/01/05/(c)(d)(i)(k)(l)/    A-1     --   $   390  $    390,000
    -----------------------------------------------------------------------

    MASSACHUSETTS-1.82%
    Hudson (Town of); Limited Tax
     Series 2005 GO
     4.00%, 05/01/06/(f)/                AAA    Aaa       543       547,980
    -----------------------------------------------------------------------

    MICHIGAN-3.65%
    Detroit (City of), Water Supply
     System; Refunding Second Lien
     VRD Series 2004 A RB
     2.52%, 07/01/25/(b)(c)(e)(f)/        -- VMIG-1     1,000     1,000,000
    -----------------------------------------------------------------------
    Michigan (State of) Strategic Fund
     (YMCA of Metropolitan Detroit
     Project); VRD Series 2001 RB
     (LOC-JPMorgan Chase Bank)
     2.59%, 05/01/31/(b)(c)(d)/         A-1+     --       100       100,000
    -----------------------------------------------------------------------
                                                                  1,100,000
    -----------------------------------------------------------------------

    MONTANA-2.33%
    Great Falls (City of) (Safeway Inc.
     Projects); Refunding VRD
     Series 1991 IDR (LOC-Deutsche
     Bank A.G.)
     2.80%, 12/01/05/(c)(d)(i)(k)(l)/   A-1+     --       400       400,000
    -----------------------------------------------------------------------
    Havre (City of) (Safeway Inc.
     Projects); Refunding VRD
     Series 1991 IDR (LOC-Deutsche
     Bank A.G.)
     2.80%, 12/01/05/(c)(d)(i)(k)(l)/   A-1+     --       300       300,000
    -----------------------------------------------------------------------
                                                                    700,000
    -----------------------------------------------------------------------

    NORTH CAROLINA-7.64%
    Carteret (County of) Industrial
     Facilities & Pollution Control
     Financing Authority
     (TexasGulf Inc. Project); VRD
     Series 1985 PCR (LOC-BNP
     Paribas)
     2.62%, 10/01/05/(b)(c)(d)(i)/        --    Aa2     1,900     1,900,000
    -----------------------------------------------------------------------
    Charlotte (City of); Commercial
     Paper Series 2005 BAN
     2.65%, 01/11/06                    A-1+     --       400       400,000
    -----------------------------------------------------------------------
                                                                  2,300,000
    -----------------------------------------------------------------------

    OHIO-2.43%
    Loveland (City of) School District;
     Limited Tax Series 2005 TAN
     4.00%, 06/01/06/(f)/                AAA    Aaa       725       732,432
    -----------------------------------------------------------------------

    OKLAHOMA-5.31%
    Muskogee (City of) Industrial
     Trust (Muskogee Mall Ltd.
     Special Project); VRD Series
     1985 IDR (LOC-Bank of
     America, N.A.)
     2.58%, 12/01/15/(b)(c)(d)(e)/        -- VMIG-1     1,500     1,500,000
    -----------------------------------------------------------------------

                                       RATINGS/(A)/  PRINCIPAL
                                                      AMOUNT
                                        S&P  MOODY'S   (000)   VALUE
     ----------------------------------------------------------------------

     OKLAHOMA-(CONTINUED)
     Muskogee (City of) Industrial
      Trust (Warmack-Muskogee
      Ltd.); VRD Series 1985 IDR
      (LOC-Bank of America, N.A.)
      (Acquired 11/05/04;
      Cost $100,000)
      2.58%, 12/01/15/(b)(c)(d)(h)/       -- VMIG-1   $   100  $    100,000
     ----------------------------------------------------------------------
                                                                  1,600,000
     ----------------------------------------------------------------------

     SOUTH CAROLINA-1.67%
     Charleston (County of) School
      District; Unlimited Tax Series
      2005 TAN (CEP-South
      Carolina State Department of
      Education)
      3.75%, 04/13/06                     --  MIG-1       500       503,668
     ----------------------------------------------------------------------

     TENNESSEE-8.64%
     Johnson City (City of) School
      District; Unlimited Tax Series
      1994 GO
      6.70%, 05/01/06/(k)(l)(m)/         AAA    Aaa       100       102,403
     ----------------------------------------------------------------------
     Tullahoma (City of) Industrial
      Development Board (Marine
      Master Project); VRD Series
      2002 IDR (LOC-AmSouth
      Bank)
      2.71%, 10/01/17/(b)(c)(d)(g)/       --    P-1     2,500     2,500,000
     ----------------------------------------------------------------------
                                                                  2,602,403
     ----------------------------------------------------------------------

     TEXAS-6.60%
     Amarillo (City of) Health
      Facilities Corp. (Panhandle
      Pooled Health Care Loan
      Program); ACES VRD Series
      1985 RB (LOC-BNP Paribas)
      2.50%, 05/31/25/(b)(c)(d)(e)(i)/    -- VMIG-1       860       860,000
     ----------------------------------------------------------------------
     Harris (County of) Health
      Facilities Development Corp.
      (Texas Children's Hospital
      Project); Refunding Hospital
      Series 1995 RB
      6.00%, 10/01/05/(l)(m)/            AAA    Aaa       350       351,094
     ----------------------------------------------------------------------
     Sherman (City of) Higher
      Education Finance Corp.
      (Austin College Project);
      Higher Education VRD Series
      1997 RB (LOC-Bank of
      America, N.A.)
      2.55%, 01/01/18/(b)(c)(d)(e)/     A-1+     --       369       369,000
     ----------------------------------------------------------------------
     Texas (State of); Unlimited Tax
      Series 2005 TRAN
      4.50%, 08/31/06                  SP-1+  MIG-1       400       405,808
     ----------------------------------------------------------------------
                                                                  1,985,902
     ----------------------------------------------------------------------

     WASHINGTON-11.00%
     King (County of) School District
      No. 406 (South Central);
      Refunding Unlimited Tax
      Series 2004 GO
      2.50%, 12/01/05/(f)/                --    Aaa       110       110,067
     ----------------------------------------------------------------------

                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)   VALUE
     ---------------------------------------------------------------------

     WASHINGTON-(CONTINUED)
     Lake Tapps Parkway Properties;
      Special Revenue VRD Series
      1999 A RB (LOC-U.S. Bank
      N.A.)
      2.54%, 12/01/19/(b)(c)(d)(e)/      -- VMIG-1   $ 2,000  $  2,000,000
     ---------------------------------------------------------------------
     Seattle (Port of) Industrial
      Development Corp. (Sysco Food
      Services of Seattle, Inc.
      Project); Refunding VRD Series
      1994 IDR
      2.43%, 11/01/25/(b)(c)(e)/       A-1+ VMIG-1     1,200     1,200,000
     ---------------------------------------------------------------------
                                                                 3,310,067
     ---------------------------------------------------------------------

     WISCONSIN-9.24%
     Appleton (City of) Redevelopment
      Authority (Fox Cities
      Performing Arts Center
      Project); Redevelopment VRD
      Series 2001 B RB
      (LOC-JPMorgan Chase Bank;
      M&I Marshall & Isley Bank)
      2.50%, 06/01/36/(b)(c)(d)/         -- VMIG-1       900       900,000
     ---------------------------------------------------------------------
     Madison (City of) Community
      Development Authority
      (Hamilton Point Apartments
      Project); Refunding Multi-
      family Housing VRD Series
      1997 A RB (LOC-JPMorgan
      Chase Bank) (Acquired
      08/28/02; Cost $905,000)
      2.67%, 10/01/22/(b)(c)(d)(h)(j)/   --     --       905       905,000
     ---------------------------------------------------------------------

                                       RATINGS/(A)/ PRINCIPAL
                                                     AMOUNT
                                       S&P  MOODY'S   (000)   VALUE
      ---------------------------------------------------------------------

      WISCONSIN-(CONTINUED)
      Marshfield (City of) Unified
       School District; Series 2005 A
       BAN
       4.00%, 11/01/05                  --   MIG-1   $   500  $    500,923
      ---------------------------------------------------------------------
      Milwaukee (City of) Metropolitan
       Sewerage District; Refunding
       Unlimited Tax Series 1997 A
       GO
       6.00%, 10/01/05                 AA+     Aa1       125       125,376
      ---------------------------------------------------------------------
      Wisconsin (State of) School
       Districts Cash Flow
       Management Program; Series
       2004 A-3 COP
       3.00%, 09/20/05                  --   MIG-1       250       250,169
      ---------------------------------------------------------------------
      Wisconsin (State of) School
       Districts Cash Flow
       Management Program; Series
       2004 B-1 COP
       3.50%, 11/01/05                  --   MIG-1       100       100,160
      ---------------------------------------------------------------------
                                                                 2,781,628
      ---------------------------------------------------------------------
      TOTAL INVESTMENTS-100.46%
       (Cost $30,241,345)/(n)/                                  30,241,345
      ---------------------------------------------------------------------
      OTHER ASSETS LESS
       LIABILITIES-(0.46%)                                        (137,548)
      ---------------------------------------------------------------------
      NET ASSETS-100.00%                                      $ 30,103,797
      ---------------------------------------------------------------------

ACES- Automatically Convertible Extendable Securities
BAN - Bond Anticipation Note
CEP - Credit Enhancement Program
COP - Certificate of Participation
GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
LOC - Letter of Credit
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds
TAN - Tax Anticipation Notes
TRAN- Tax and Revenue Anticipation Notes
VRD - Variable Rate Demand
Notes to Schedule of Investments:
/(a)/Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's
     Investors Service. Inc. ("Moody's"), except as indicated in note
     (i) below. Ratings are not covered by the Report of Independent Registered Accounting Firm.
/(b)/Interest rate is redetermined weekly. Rate shown is the rate in effect on
     August 31, 2005.
/(c)/Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
/(d)/Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
/(e)/In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
/(f)/Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Security Assurance Inc. or MBIA Insurance Corp. The amount of bond insurance expressed as a percentage of total investments by insurer is as follows: Financial Security Assurance Inc.-5%; MBIA Insurance Corp.-4%; and Ambac Assurance Corp.-2%.
/(g)/Security subject to the alternative minimum tax.
/(h)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2005 was $1,305,000, which represented 4.34% of the Fund's Net Assets. unless otherwise indicated, these securities are not considered to be illiquid.
/(i)/The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: France: 9.17%; other countries less than 5% each:
     6.94%.
/(j)/Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
/(k)/Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
/(l)/Interest rate is redetermined semi-annually. Rate shown is the rate in effect on August 31, 2005.
/(m)/Advance refunded; secured by an escrow fund of U.S. Treasury obligations. /(n)/Also represents cost for federal tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2005

 ASSETS:
 Investments, at value (cost $30,241,345)                          $30,241,345
 ------------------------------------------------------------------------------
 Cash                                                                  260,267
 ------------------------------------------------------------------------------
 Receivables for:
   Fund shares sold                                                        111
 ------------------------------------------------------------------------------
   Interest                                                            136,760
 ------------------------------------------------------------------------------
     Total assets                                                   30,638,483
 ------------------------------------------------------------------------------

 LIABILITIES:
 Payables for:
   Investments purchased                                               405,808
 ------------------------------------------------------------------------------
   Fund shares reacquired                                              108,839
 ------------------------------------------------------------------------------
   Dividends                                                            20,039
 ------------------------------------------------------------------------------
     Total liabilities                                                 534,686
 ------------------------------------------------------------------------------
 Net assets applicable to shares outstanding                       $30,103,797
 ------------------------------------------------------------------------------

 NET ASSETS CONSIST OF:
 Shares of beneficial interest                                     $30,103,653
 ------------------------------------------------------------------------------
 Undistributed net investment income                                       444
 ------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities        (300)
 ------------------------------------------------------------------------------
                                                                   $30,103,797
 ------------------------------------------------------------------------------

NET ASSETS:
Investor Class                                                          $20,681,630
-----------------------------------------------------------------------------------
Institutional Class                                                     $ 9,422,167
-----------------------------------------------------------------------------------

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
 UNLIMITED NUMBER OF SHARES AUTHORIZED:
Investor Class                                                           20,681,919
-----------------------------------------------------------------------------------
Institutional Class                                                       9,422,178
-----------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for each class $      1.00
-----------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2005

         INVESTMENT INCOME:
         Interest                                             $671,930
         -------------------------------------------------------------

         EXPENSES:
         Advisory fees                                          78,850
         -------------------------------------------------------------
             Total expenses                                     78,850
         -------------------------------------------------------------
         Net investment income                                 593,080
         -------------------------------------------------------------
         Net increase in net assets resulting from operations $593,080
         -------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2005 and 2004

                                                                                                  2005          2004
------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                       $    593,080  $   341,633
------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                                                   --         (300)
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                           593,080      341,333
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Investor Class                                                                                  (468,738)    (341,633)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                             (124,342)          --
------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                           (593,080)    (341,633)
------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Investor Class                                                                               (16,435,217)  (7,047,133)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                            9,422,178           --
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from share transactions                     (7,013,039)  (7,047,133)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                       (7,013,039)  (7,047,433)
------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                             37,116,836   44,164,269
------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income of $444 and $444, respectively)  $ 30,103,797  $37,116,836
------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2005


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Tax-Exempt Portfolio, formerly INVESCO Treasurer's Tax-Exempt Reserve Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Investor Class shares of the Fund are offered to certain grandfathered investors.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DESIGNATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and
(iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.

  Effective February 25, 2005, the Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares. Prior to February 25, 2005, FMC served as the distributor for the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended
August 31, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or
(ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                           2005     2004
      --------------------------------------------------------------------
      Distributions paid from ordinary income-Tax exempt $593,080 $339,908
      --------------------------------------------------------------------
      Distributions paid from ordinary income-Taxable          --    1,725
      --------------------------------------------------------------------
      Total distributions                                $593,080 $341,633
      --------------------------------------------------------------------

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                     2005
                   ------------------------------------------
                   Undistributed ordinary income $       444
                   ------------------------------------------
                   Capital loss carryforward            (300)
                   ------------------------------------------
                   Shares of beneficial interest  30,103,653
                   ------------------------------------------
                   Total net assets              $30,103,797
                   ------------------------------------------

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund has a capital loss carryforward as of August 31, 2005 which expires as follows:

                                         CAPITAL LOSS
                         EXPIRATION      CARRYFORWARD*
                         -----------------------------
                         August 31, 2012     $300
                         -----------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class shares. Each class of shares is sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                     ------------------------------------------------------
                                              2005/(A)/                      2004
                                     ---------------------------  -------------------------
                                        SHARES         AMOUNT        SHARES       AMOUNT
--------------------------------------------------------------------------------------------
Sold:
  Investor Class                       82,066,662  $  82,066,662   64,309,153  $ 64,309,153
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/            133,132,066    133,132,066           --            --
--------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                          458,935        458,935      330,619       330,619
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/                103,019        103,019           --            --
--------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                      (98,960,814)   (98,960,814) (71,686,905)  (71,686,905)
--------------------------------------------------------------------------------------------
  Institutional Class/(b)/           (123,812,907)  (123,812,907)          --            --
--------------------------------------------------------------------------------------------
                                       (7,013,039) $  (7,013,039)  (7,047,133) $ (7,047,133)
--------------------------------------------------------------------------------------------

/(a)/There are two entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 18% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
/(b)/Institutional Class shares commenced sales on February 25, 2005.

                                                         INSTITUTIONAL CLASS
                                                         -------------------
                                                            FEBRUARY 25,
                                                          2005 (DATE SALES
                                                            COMMENCED) TO
                                                             AUGUST 31,
                                                                2005
                                                         -------------------
    -----------------------------------------------------
    Net asset value, beginning of period                       $ 1.00
    ------------------------------------------------------------------------
    Net investment income                                        0.01
    ------------------------------------------------------------------------
    Less dividends from net investment income                   (0.01)
    ------------------------------------------------------------------------
    Net asset value, end of period                             $ 1.00
    ------------------------------------------------------------------------
    Total return/(a)/                                            1.15%
    ------------------------------------------------------------------------
    Ratios/supplemental data:
    Net assets, end of period (000s omitted)                   $9,422
    ------------------------------------------------------------------------
    Ratio of expenses to average net assets                      0.25%/(b)/
    ------------------------------------------------------------------------
    Ratio of net investment income to average net assets         1.88%/(b)/
    ------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $10,255,409.

NOTE 8--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Premier Tax-Exempt Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Tax-Exempt Portfolio, formerly known as INVESCO Treasurer's Tax-Exempt Reserve Fund, (one of the funds constituting AIM Treasurer's Series Trust, hereafter referred to as the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS
As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITIONS(S) HELD WITH THE             TRUSTEE AND/     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE DURING PAST 5 YEARS                      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------
 Robert H. Graham/1 /-- 1946           2003             Director and Chairman, A I M Management  None
 Trustee, Vice Chair and President                      Group Inc. (financial services holding
                                                        company); Director and Vice Chairman,
                                                        AMVESCAP PLC and Chairman, AMVESCAP
                                                        PLC -- AIM Division (parent of AIM and
                                                        a global investment management firm)

                                                        Formerly: President and Chief Executive
                                                        Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc. (registered investment
                                                        advisor); Director and Chairman, A I M
                                                        Capital Management, Inc. (registered
                                                        investment advisor), A I M
                                                        Distributors, Inc. (registered broker
                                                        dealer), AIM Investment Services, Inc.
                                                        (registered transfer agent), and Fund
                                                        Management Company (registered broker
                                                        dealer); and Chief Executive Officer,
                                                        AMVESCAP PLC  -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------
 Mark H. Williamson/2 /-- 1951         1998             Director, President and Chief Executive  None
 Trustee and Executive Vice President                   Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc.; Director, A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.; Director and
                                                        Chairman, AIM Investment Services,
                                                        Inc., Fund Management Company and
                                                        INVESCO Distributors, Inc. (registered
                                                        broker dealer); and Chief Executive
                                                        Officer, AMVESCAP PLC -- AIM Division
                                                        (parent of AIM and a global investment
                                                        management firm)

                                                        Formerly: Director, Chairman, President
                                                        and Chief Executive Officer, INVESCO
                                                        Funds Group, Inc.; President and Chief
                                                        Executive Officer, INVESCO
                                                        Distributors, Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC -- Managed
                                                        Products
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Bruce L. Crockett -- 1944             2003             Chairman, Crockett Technology            ACE Limited (insurance
 Trustee and Chair                                      Associates (technology consulting        company); and Captaris, Inc.
                                                        company)                                 (unified messaging provider)
---------------------------------------------------------------------------------------------------------------------------------
 Bob R. Baker -- 1936                  1983             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Frank S. Bayley -- 1939               2003             Retired                                  Badgley Funds, Inc. (registered
 Trustee                                                                                         investment company
                                                        Formerly: Partner, law firm of Baker &   (2 portfolios))
                                                        McKenzie
---------------------------------------------------------------------------------------------------------------------------------
 James T. Bunch -- 1942                2000             Co-President and Founder, Green,         None
 Trustee                                                Manning & Bunch Ltd., (investment
                                                        banking firm); and Director, Policy
                                                        Studies, Inc. and Van Gilder Insurance
                                                        Corporation
---------------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden -- 1941              2003             Director of a number of public and       None
 Trustee                                                private business corporations,
                                                        including the Boss Group Ltd. (private
                                                        investment and management); Cortland
                                                        Trust, Inc. (Chairman) (registered
                                                        investment company (3 portfolios));
                                                        Annuity and Life Re (Holdings), Ltd.
                                                        (insurance company); and CompuDyne
                                                        Corporation (provider of products and
                                                        services to the public security market)

                                                        Formerly: Director, President and Chief
                                                        Executive Officer, Volvo Group North
                                                        America, Inc.; Senior Vice President,
                                                        AB Volvo; and director of various
                                                        affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------
 Edward K. Dunn, Jr. -- 1935           2003             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Jack M. Fields -- 1952                2003             Chief Executive Officer, Twenty First    Administaff and Discovery
 Trustee                                                Century Group, Inc. (government affairs  Global Education Fund (non-
                                                        company) (owner) Dos Angelos Ranch, L.P. profit)

                                                        Formerly: Chief Executive Officer,
                                                        Texana Timber LP (sustainable forestry
                                                        company)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Carl Frischling -- 1937               2003             Partner, law firm of Kramer Levin        Cortland Trust, Inc. (registered
 Trustee                                                Naftalis and Frankel LLP                 investment company
                                                                                                 (3 portfolios))
---------------------------------------------------------------------------------------------------------------------------------
 Gerald J. Lewis -- 1933               2000             Chairman, Lawsuit Resolution Services    General Chemical Group, Inc.
 Trustee                                                (San Diego, California)
---------------------------------------------------------------------------------------------------------------------------------
 Prema Mathai-Davis -- 1950            2003             Formerly: Chief Executive Officer, YWCA  None
 Trustee                                                of the USA
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/(2)/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of August 31, 2005

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE              TRUSTEE AND/     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE DURING PAST 5 YEARS                      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 Lewis F. Pennock -- 1942              2003             Partner, law firm of Pennock & Cooper    None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ruth H. Quigley -- 1935               2003             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Larry Soll -- 1942                    1997             Retired                                  None
 Trustee
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Raymond Stickel, Jr./3 /-- 1944       2005             Retired                                  None
 Trustee
                                                        Formerly: Partner, Deloitte & Touche
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959              2004             Senior Vice President, A I M Management  N/A
 Senior Vice President and Chief                        Group Inc.; Senior Vice President and
 Compliance Officer                                     Chief Compliance Officer, A I M
                                                        Advisors, Inc.; Vice President and
                                                        Chief Compliance Officer, A I M Capital
                                                        Management, Inc. and Vice President, A
                                                        I M Distributors, Inc., AIM Investment
                                                        Services, Inc. and Fund Management
                                                        Company

                                                        Formerly: Senior Vice President and
                                                        Compliance Director, Delaware
                                                        Investments Family of Funds and Chief
                                                        Compliance Officer, A I M Distributors,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------
 Russell C. Burk -- 1958               2005             Formerly: Director of Compliance and     N/A
 Senior Vice President                                  Assistant General Counsel, ICON
 (Senior Officer)                                       Advisers, Inc.; Financial Consultant,
                                                        Merrill Lynch; General Counsel and
                                                        Director of Compliance, ALPS Mutual
                                                        Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
 Kevin M. Carome -- 1956               2003             Director, Senior Vice President,         N/A
 Senior Vice President, Secretary and                   Secretary and General Counsel, A I M
 Chief Legal Officer                                    Management Group Inc. and A I M
                                                        Advisors, Inc.; Director and Vice
                                                        President, INVESCO Distributors, Inc.;
                                                        Vice President, A I M Capital
                                                        Management, Inc., and AIM Investment
                                                        Services, Inc.; Vice President and
                                                        General Counsel, Fund Management
                                                        Company; and Senior Vice President, A I
                                                        M Distributors, Inc.

                                                        Formerly: Senior Vice President and
                                                        General Counsel, Liberty Financial
                                                        Companies, Inc.; and Senior Vice
                                                        President and General Counsel, Liberty
                                                        Funds Group, LLC.; and Vice President,
                                                        A I M Distributors, Inc.; and Director,
                                                        Fund Management Company
----------------------------------------------------------------------------------------------------------------------
 Robert G. Alley -- 1948               2003             Managing Director, Chief Fixed Income    N/A
 Vice President                                         Officer and Senior Investment Officer,
                                                        A I M Capital Management, Inc. and Vice
                                                        President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
 Sidney M. Dilgren -- 1961             2004             Vice President and Fund Treasurer, A I   N/A
 Vice President and Treasurer                           M Advisors, Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Investment Services, Inc.; and Vice
                                                        President, A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
 J. Phillip Ferguson -- 1945           2005             Senior Vice President and Chief          N/A
 Vice President                                         Investment Officer, A I M Advisors
                                                        Inc.; Director, Chairman, Chief
                                                        Executive Officer, President and Chief
                                                        Investment Officer, A I M Capital
                                                        Management, Inc.; Executive Vice
                                                        President, A I M Management Group Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Private Asset Management, Inc.; Chief
                                                        Equity Officer, and Senior Investment
                                                        Officer, A I M Capital Management,
                                                        Inc.; and Managing Partner, Beutel,
                                                        Goodman Capital Management
----------------------------------------------------------------------------------------------------------------------
 Karen Dunn Kelley -- 1960             2003             Director of Cash Management, Managing    N/A
 Vice President                                         Director and Chief Cash Management
                                                        Officer, A I M Capital Management,
                                                        Inc.; Director and President, Fund
                                                        Management Company, and Vice President,
                                                        A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

/3/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

OFFICE OF THE FUND          INVESTMENT ADVISOR          DISTRIBUTOR                   AUDITORS
11 Greenway Plaza.          A I M Advisors, Inc.        Fund Management Company       PricewaterhouseCoopers LLP
Suite 100                   11 Greenway Plaza           11 Greenway Plaza             1201 Louisiana Street
Houston, TX 77046-1173      Suite 100                   Suite 100                     Suite 2900
                            Houston, TX 77046-1173      Houston, TX 77046-1173        Houston, Texas 77002-5678
COUNSEL TO THE FUND         COUNSEL TO THE              TRANSFER AGENT                CUSTODIAN
Ballard Spahr               INDEPENDENT TRUSTEES        AIM Investment Services, Inc. The Bank of New York
Andrews & Ingersoll, LLP    Kramer, Levin, Naftalis &   P.O. Box 4739                 2 Hanson Place
1735 Market Street          Frankel LLP                 Houston, TX 77210-4739        Brooklyn, NY 11217-1431
Philadelphia, PA 19103-7599 1177 Avenue of the Americas
                            New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended August 31, 2005.

  Premier Tax-Exempt Portfolio Institutional Class paid ordinary dividends in the amount of $0.0114 during its tax year ended August 31, 2005. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes.

  For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Statement of Tax-Exempt Dividends.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 100%, 100%, and 100%, respectively.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-5460 and 033-19862. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
AIMinvestments.com     I-TST-AR-2     Fund Management   - REGISTERED TRADEMARK -
                                      Company

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. .

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

          On the date of the reporting period, August 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

          On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Fees Billed by PWC Related to the Registrant

          PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                             Percentage of Fees                                Percentage of Fees
                                            Billed Applicable to                              Billed Applicable to
                                             Non-Audit Services                                Non-Audit Services
                                            Provided for fiscal                               Provided for fiscal
                      Fees Billed for          year end 2005            Fees Billed for          year end 2004
                    Services Rendered to    Pursuant to Waiver of    Services Rendered to     Pursuant to Waiver
                     the Registrant for         Pre-Approval           the Registrant for       of Pre-Approval
                    fiscal year end 2005      Requirement/(1)/        fiscal year end 2004      Requirement/(1)/
                    --------------------    ---------------------    ---------------------    --------------------
Audit Fees                $  64,908                  N/A                    $ 51,546                   N/A
Audit-Related Fees        $       0                  0%                     $      0                   0%
Tax Fees/(2)/             $  13,770                  0%                     $ 14,088                   0%
All Other Fees            $       0                  0%                     $      0                   0%
                          ---------                                         --------
Total Fees                $  78,678                  0%                     $ 65,634                   0%

          PWC billed the Registrant aggregate non-audit fees of $13,770 for the fiscal year ended 2005, and $14,088 for the fiscal year ended 2004, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax fees for the fiscal year end August 31, 2005 includes fees billed for reviewing tax returns. Tax fees for fiscal year end August 31, 2004 includes fees billed for reviewing tax returns and consultation services.

          Fees Billed by PWC Related to AIM and AIM Affiliates

               PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                       Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                     Rendered to AIM and    Billed Applicable to   Rendered to AIM and     Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2005   Provided for fiscal    fiscal year end 2004    Provided for fiscal
                      That Were Required       year end 2005        That Were Required        year end 2004
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                     by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                       Audit Committee        Requirement/(1)/       Audit Committee        Requirement/(1)/
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees           $ 0                     0%                    $ 0                      0%
Tax Fees                     $ 0                     0%                    $ 0                      0%
All Other Fees               $ 0                     0%                    $ 0                      0%
                             ---                                           ---
Total Fees/(2)/              $ 0                     0%                    $ 0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and $0 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005

I. Statement of Principles

          Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

          Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

          The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

          The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II. Delegation

          The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III. Audit Services

          The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

          In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV. Non-Audit Services

          The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

          The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

          Audit-Related Services

          "Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

          Tax Services

          "Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

          No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

          All Other Auditor Services

          The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V. Pre-Approval Fee Levels or Established Amounts

          Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI. Procedures

          On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

          Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

          Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

          Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

          On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

          The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

          Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

          Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund's financial statements)
               .    Bookkeeping or other services related to the accounting
                    records or financial statements of the audit client
               .    Financial information systems design and implementation
               .    Appraisal or valuation services, fairness opinions, or
                    contribution-in-kind reports
               .    Actuarial services
               .    Internal audit outsourcing services

          Categorically Prohibited Non-Audit Services
               .    Management functions
               .    Human resources
               .    Broker-dealer, investment adviser, or investment banking
                    services
               .    Legal services
               .    Expert services unrelated to the audit
               .    Any other service that the Public Company Oversight Board
                    determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Robert H. Graham
    -----------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: November 3, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    -----------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: November 3, 2005


By: /s/ Sidney M. Dilgren
    -----------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 3, 2005

                                  EXHIBIT INDEX

12(a)(1)  Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.